================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                    Date of reporting period: July 31, 2018

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                FORM N-Q REPORT
                                 JULY 31, 2018
                                  (UNAUDITED)

                               TABLE OF CONTENTS

 DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

 SCHEDULE OF INVESTMENTS
    Dimensional Emerging Markets Value Fund

 NOTES TO FINANCIAL STATEMENTS
    Organization
    Security Valuation
    Financial Instruments
    Federal Tax Cost
    Other
    Subsequent Event Evaluations

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

 SCHEDULE OF INVESTMENTS
 -----------------------

 Investment Abbreviations

    ADR      American Depositary Receipt
    GDR      Global Depositary Receipt
    P.L.C.   Public Limited Company
    SA       Special Assessment

 Investment Footnotes
    >>       Securities have generally been fair valued. See Security
             Valuation Note within the Notes to Schedules of Investments.
    *        Non-Income Producing Securities.
    #        Total or Partial Securities on Loan.
    +        See Security Valuation Note within the Notes to Schedules of
             Investments.
    @        Security purchased with cash proceeds from Securities on Loan.
    (S)      Affiliated Fund.
    ^^       See Federal Tax Cost Note within the Notes to Schedules of
             Investments.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2018
                                  (UNAUDITED)

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 COMMON STOCKS -- (96.7%)
 BRAZIL -- (7.3%)
     Aliansce Shopping Centers SA.....................    955,514 $  3,846,699
 *   Alliar Medicos A Frente SA.......................     22,200       78,016
     Banco ABC Brasil SA..............................     42,245      174,684
     Banco Bradesco SA................................     75,539      561,113
     Banco BTG Pactual SA.............................     19,000      100,232
     Banco do Brasil SA...............................  5,671,292   49,107,982
     Banco Santander Brasil SA........................  2,054,593   19,969,507
 #   Banco Santander Brasil SA, ADR...................    104,100    1,005,606
 *   Brasil Brokers Participacoes SA..................  1,941,457      165,525
     BrasilAgro--Co. Brasileira de Propriedades
       Agricolas......................................    100,884      376,840
 *   BRF SA...........................................     18,900      114,056
 *   Cia Siderurgica Nacional SA......................  4,647,072   11,366,030
 *   Construtora Tenda SA.............................    434,602    3,078,908
 *   Cosan Logistica SA...............................      3,000        8,233
     Cosan SA.........................................  1,183,572   11,626,648
     CSU Cardsystem SA................................     11,600       22,870
     Cyrela Brazil Realty SA Empreendimentos e
       Participacoes..................................  2,756,617    8,512,293
 *   Direcional Engenharia SA.........................  1,368,861    2,523,784
     Duratex SA.......................................  4,001,937   10,854,373
     Embraer SA.......................................  1,821,462    9,341,951
     Embraer SA, Sponsored ADR........................  1,038,951   21,246,548
 *   Even Construtora e Incorporadora SA..............  2,387,120    2,365,941
     Ez Tec Empreendimentos e Participacoes SA........    785,226    3,623,507
     Fibria Celulose SA...............................    523,595   10,323,190
     Fibria Celulose SA, Sponsored ADR................  2,018,972   39,692,989
     Fras-Le SA.......................................      8,500       11,097
 #   Gafisa SA, ADR...................................    169,012    1,103,647
 #   Gerdau SA, Sponsored ADR.........................  7,403,487   32,575,343
     Gerdau SA........................................  1,505,132    4,988,635
     Guararapes Confeccoes SA.........................     11,000      280,620
 *   Helbor Empreendimentos SA........................  2,827,626      791,039
     Industrias Romi SA...............................      9,300       15,536
     International Meal Co. Alimentacao SA, Class A...    854,600    1,662,159
     Iochpe-Maxion SA.................................  1,558,793    9,572,957
     JBS SA........................................... 11,195,257   26,904,649
 *   JHSF Participacoes SA............................  1,382,074      394,005
 *   Kepler Weber SA..................................     12,200       33,837
     Kroton Educacional SA............................ 10,519,614   31,671,233
     Magnesita Refratarios SA.........................    643,250   11,748,271
 *   Marfrig Global Foods SA..........................    110,400      241,196
 *   Marisa Lojas SA..................................     88,000      103,866
 *   Mills Estruturas e Servicos de Engenharia SA.....    627,446      362,763
     Movida Participacoes SA..........................     66,926      103,599
     MRV Engenharia e Participacoes SA................  3,376,033   11,882,183
 *   Paranapanema SA..................................  1,683,489      565,155
 *   Petro Rio SA.....................................     27,400      585,552
     Petroleo Brasileiro SA, Sponsored ADR............ 14,506,845  151,741,599
 #   Petroleo Brasileiro SA, Sponsored ADR............ 11,860,183  139,119,947
     Petroleo Brasileiro SA...........................  6,207,983   36,288,905
     Porto Seguro SA..................................    371,681    4,911,778
 *   Profarma Distribuidora de Produtos Farmaceuticos
       SA.............................................     86,117      125,735
     QGEP Participacoes SA............................  1,478,438    6,373,359
     Restoque Comercio e Confeccoes de Roupas SA......        800        5,574
     Santos Brasil Participacoes SA...................  1,221,500      878,707
     Sao Carlos Empreendimentos e Participacoes SA....     57,300      442,730

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                                       SHARES       VALUE>>
                                                     ----------- --------------
BRAZIL -- (Continued)
    Sao Martinho SA.................................     160,089 $      831,731
    SLC Agricola SA.................................     907,091     12,784,780
*   Springs Global Participacoes SA.................      71,200        147,966
    Sul America SA..................................   2,321,731     13,652,147
    Suzano Papel e Celulose SA......................   1,816,891     21,565,687
*   Technos SA......................................      88,500         48,102
*   Tecnisa SA......................................   1,808,314        631,149
    TPI--Triunfo Participacoes e Investimentos SA...     340,200        155,901
    Tupy SA.........................................     585,387      3,139,595
    Usinas Siderurgicas de Minas Gerais SA..........     531,600      1,725,119
    Vale SA, Sponsored ADR..........................  17,933,902    262,911,002
    Vale SA.........................................  25,779,178    376,663,241
    Valid Solucoes e Servicos de Seguranca em Meios
    de Pagamento e Identificacao S.A................     179,790        869,418
                                                                 --------------
TOTAL BRAZIL........................................              1,380,699,039
                                                                 --------------
CHILE -- (1.6%)
    Besalco SA......................................     512,877        474,400
    CAP SA..........................................   1,293,769     13,389,169
    Cementos BIO BIO SA.............................     665,307        959,760
    Cencosud SA.....................................  14,049,134     38,529,405
*   Cia Pesquera Camanchaca SA......................     411,678         40,933
*   Cia Sud Americana de Vapores SA.................  76,082,694      2,240,446
    Cristalerias de Chile SA........................     264,624      2,485,473
    Empresa Nacional de Telecomunicaciones SA.......     410,272      3,872,445
*   Empresas AquaChile SA...........................     216,273        132,290
    Empresas CMPC SA................................  13,110,914     53,130,712
    Empresas COPEC SA...............................   2,581,930     41,485,290
    Empresas Hites SA...............................   1,895,532      1,649,594
*   Empresas La Polar SA............................  14,331,375        853,934
    Enel Americas SA, ADR...........................   3,876,008     33,992,590
    Enel Americas SA................................  17,478,103      3,087,571
    Enel Chile SA, ADR..............................   3,171,845     16,652,186
    Grupo Security SA...............................   2,441,889      1,162,084
    Inversiones Aguas Metropolitanas SA.............   4,611,851      7,271,993
    Itau CorpBanca.................................. 868,517,316      9,178,914
    Itau CorpBanca, ADR.............................       3,677         57,950
#   Latam Airlines Group SA, Sponsored ADR..........     930,270     10,586,473
    Latam Airlines Group SA.........................   1,778,558     20,145,064
    Masisa SA.......................................  43,018,684      2,708,967
    PAZ Corp. SA....................................   2,208,690      3,462,934
    Ripley Corp. SA.................................  12,394,551     11,660,978
    Salfacorp SA....................................   4,026,073      6,218,288
    Sigdo Koppers SA................................     138,245        217,855
*   SMU SA..........................................     276,502         82,377
    Sociedad Matriz SAAM SA.........................  55,441,140      5,234,241
    Socovesa SA.....................................   5,888,997      3,093,421
    Vina Concha y Toro SA...........................   1,552,271      3,339,447
                                                                 --------------
TOTAL CHILE.........................................                297,397,184
                                                                 --------------
CHINA -- (16.7%)
    361 Degrees International, Ltd..................   5,854,000      1,705,968
*   A8 New Media Group, Ltd.........................     986,000         49,054
#   Agile Group Holdings, Ltd.......................  13,432,999     20,740,846
    Agricultural Bank of China, Ltd., Class H....... 145,940,000     70,920,178
    Air China, Ltd., Class H........................   3,456,000      3,191,871
    Ajisen China Holdings, Ltd......................   1,465,000        604,351
*   Aluminum Corp. of China, Ltd., Class H..........   8,818,000      4,020,988

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES      VALUE>>
                                                       ----------- ------------
 CHINA -- (Continued)
     AMVIG Holdings, Ltd..............................   5,145,100 $  1,265,532
 #   Angang Steel Co., Ltd., Class H..................   5,510,640    5,868,223
 #*  Anton Oilfield Services Group....................   8,730,000    1,289,133
 *   Anxin-China Holdings, Ltd........................   6,152,000       56,590
     Asia Cement China Holdings Corp..................   4,890,500    3,772,463
 #*  Asian Citrus Holdings, Ltd.......................   4,633,000       66,405
     AVIC International Holdings, Ltd., Class H.......   2,788,000    1,491,378
     AviChina Industry & Technology Co., Ltd.,
       Class H........................................   3,305,000    2,033,312
     BAIC Motor Corp., Ltd., Class H..................   9,917,500    8,242,828
     Bank of China, Ltd., Class H..................... 319,537,817  150,954,867
     Bank of Chongqing Co., Ltd., Class H.............   2,761,500    1,758,895
     Bank of Communications Co., Ltd., Class H........  30,438,574   22,035,468
 *   Baoye Group Co., Ltd., Class H...................   2,377,120    1,378,272
 #   BBMG Corp., Class H..............................  14,360,000    5,664,745
     Beijing Capital International Airport Co., Ltd.,
       Class H........................................   2,828,000    3,221,167
     Beijing Capital Land, Ltd., Class H..............   8,977,060    3,901,729
 *   Beijing Enterprises Clean Energy Group, Ltd......   2,920,000       65,611
     Beijing Enterprises Holdings, Ltd................   2,597,500   12,672,656
 *   Beijing Enterprises Medical & Health Group, Ltd..   1,566,000       77,976
 #   Beijing North Star Co., Ltd., Class H............   3,490,000    1,136,609
 #*  Beijing Properties Holdings, Ltd.................     456,000       23,275
 #   Best Pacific International Holdings, Ltd.........      66,000       24,366
 *   Boer Power Holdings, Ltd.........................   1,115,000      110,914
     Bosideng International Holdings, Ltd.............  12,864,000    1,935,162
 #*  Boyaa Interactive International, Ltd.............   2,026,000      560,461
 #   BYD Electronic International Co., Ltd............   1,020,500    1,193,882
     C C Land Holdings, Ltd...........................  23,921,429    5,405,233
     Cabbeen Fashion, Ltd.............................     930,000      343,634
 *   Capital Environment Holdings, Ltd................   7,982,000      226,270
 *   CAR, Inc.........................................   1,440,000    1,429,808
 *   Carnival Group International Holdings, Ltd.......     350,000       15,398
     Carrianna Group Holdings Co., Ltd................   3,880,391      573,338
 *   CECEP COSTIN New Materials Group, Ltd............     132,000        1,892
     Central China Real Estate, Ltd...................   6,900,350    3,154,861
 *   Century Sunshine Group Holdings, Ltd.............  14,780,000      414,681
 *   CGN Meiya Power Holdings Co., Ltd................  12,860,000    2,098,845
     Changshouhua Food Co., Ltd.......................      91,000       42,530
 #   Chaowei Power Holdings, Ltd......................   4,565,000    2,264,771
 *   Chigo Holding, Ltd...............................  31,776,000      320,499
 *   Chiho Environmental Group, Ltd...................      38,000       14,777
 #   China Aerospace International Holdings, Ltd......  19,106,000    1,655,848
     China Agri-Industries Holdings, Ltd..............  18,251,500    7,245,732
     China Aircraft Leasing Group Holdings, Ltd.......      49,000       50,034
 #   China Aoyuan Property Group, Ltd.................  10,408,000    7,651,948
     China BlueChemical, Ltd..........................  14,260,878    5,298,030
     China Cinda Asset Management Co., Ltd., Class H..  47,902,000   13,462,598
     China CITIC Bank Corp., Ltd., Class H............  30,948,112   19,918,920
     China Coal Energy Co., Ltd., Class H.............  11,053,000    4,643,337
     China Communications Construction Co., Ltd.,
       Class H........................................  21,552,327   23,874,642
     China Communications Services Corp., Ltd.,
       Class H........................................  19,833,071   12,573,311
     China Construction Bank Corp., Class H........... 419,949,101  383,952,164
     China Dongxiang Group Co., Ltd...................  19,359,000    3,210,478
 #   China Eastern Airlines Corp., Ltd., Class H......   1,092,000      682,679
     China Electronics Optics Valley Union Holding
       Co., Ltd.......................................   1,988,000      131,751
     China Energy Engineering Corp., Ltd., Class H....   1,118,000      148,211
 *   China Environmental Technology and Bioenergy
       Holdings, Ltd..................................     690,000        7,894
     China Everbright Bank Co., Ltd., Class H.........  12,049,000    5,299,778
     China Everbright, Ltd............................   7,561,869   13,366,563
 *   China Fiber Optic Network System Group, Ltd......   3,598,000       60,188

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 CHINA -- (Continued)
     China Financial Services Holdings, Ltd...........  1,884,000 $    146,499
     China Foods, Ltd.................................    624,000      325,895
     China Galaxy Securities Co., Ltd., Class H.......  8,970,000    4,650,805
 *   China Glass Holdings, Ltd........................  6,584,000      495,719
 *   China Greenfresh Group Co., Ltd..................  2,493,000      378,003
     China Hanking Holdings, Ltd......................     23,000        2,643
 #   China Harmony New Energy Auto Holding, Ltd.......  4,503,500    1,893,221
 *   China High Precision Automation Group, Ltd.......    429,000       12,503
 #   China High Speed Transmission Equipment Group
       Co., Ltd.......................................  1,889,000    2,349,342
 #   China Hongqiao Group, Ltd........................ 10,475,000    9,947,008
     China Huarong Asset Management Co., Ltd., Class H 41,300,000   10,535,006
 *   China Huiyuan Juice Group, Ltd...................  5,210,483    1,005,712
 # China International Capital Corp., Ltd., Class H. 335,200 578,322 China International Marine Containers Group Co.,
       Ltd., Class H..................................    774,500      890,261
 *   China ITS Holdings Co., Ltd......................  4,459,147      167,952
     China Jinmao Holdings Group, Ltd................. 38,074,580   18,378,195
     China Lesso Group Holdings, Ltd..................  5,743,000    3,527,283
 *   China Longevity Group Co., Ltd...................  1,152,649       37,741
     China Machinery Engineering Corp., Class H.......  3,880,000    2,078,743
 #   China Merchants Land, Ltd........................ 11,902,000    1,960,271
 #   China Merchants Port Holdings Co., Ltd...........  6,748,383   13,993,045
     China Minsheng Banking Corp., Ltd., Class H...... 27,695,400   20,592,321
     China Mobile, Ltd................................ 19,409,000  175,329,542
     China Mobile, Ltd., Sponsored ADR................  1,027,059   46,659,290
     China National Building Material Co., Ltd.,
       Class H........................................ 36,225,250   39,436,525
     China New Town Development Co., Ltd.............. 11,705,522      374,079
     China Oil & Gas Group, Ltd.......................  9,400,000      755,086
     China Oilfield Services, Ltd., Class H...........  8,572,000    7,838,619
 #   China Oriental Group Co., Ltd....................  5,464,000    4,752,261
     China Overseas Grand Oceans Group, Ltd........... 11,941,500    4,172,906
     China Overseas Land & Investment, Ltd............ 28,630,000   90,196,761
     China Petroleum & Chemical Corp., ADR............  1,096,853  105,166,246
     China Petroleum & Chemical Corp., Class H........ 75,317,575   72,398,421
 *   China Properties Group, Ltd......................  5,083,000      920,401
     China Railway Construction Corp., Ltd., Class H.. 16,213,014   19,585,134
     China Railway Group, Ltd., Class H............... 20,920,000   18,173,370
     China Railway Signal & Communication Corp.,
       Ltd., Class H..................................    416,000      295,321
 #*  China Rare Earth Holdings, Ltd...................  7,276,600      371,070
 #   China Reinsurance Group Corp., Class H........... 16,281,000    3,404,999
     China Resources Cement Holdings, Ltd............. 15,350,000   17,548,486
     China Resources Land, Ltd........................ 21,320,000   78,173,939
     China Resources Pharmaceutical Group, Ltd........  1,288,500    1,875,648
 *   China Rundong Auto Group, Ltd....................     22,000        8,008
 *   China Saite Group Co., Ltd.......................  2,082,000      135,380
     China Sanjiang Fine Chemicals Co., Ltd...........  3,243,000    1,006,809
     China SCE Property Holdings, Ltd................. 13,252,000    5,936,267
 #*  China Shengmu Organic Milk, Ltd..................    752,000       47,498
     China Shenhua Energy Co., Ltd., Class H.......... 24,770,000   56,161,731
     China Shineway Pharmaceutical Group, Ltd.........    435,000      548,984
 *   China Silver Group, Ltd..........................  4,718,000      692,335
 #   China Singyes Solar Technologies Holdings, Ltd...  4,471,200    1,419,802
     China South City Holdings, Ltd................... 27,296,000    5,299,525
     China Southern Airlines Co., Ltd., Class H.......  4,612,000    3,236,921
     China Starch Holdings, Ltd....................... 23,300,000      689,490
     China State Construction International Holdings,
       Ltd............................................    828,000      987,146
     China Sunshine Paper Holdings Co., Ltd...........  1,374,500      302,134
 *   China Taifeng Beddings Holdings, Ltd.............    640,000       16,512
     China Travel International Investment Hong Kong,
       Ltd............................................ 17,987,631    7,234,900
 #   China Unicom Hong Kong, Ltd., ADR................  6,618,795   82,403,998

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 CHINA -- (Continued)
     China Vast Industrial Urban Development Co., Ltd.    106,000 $     49,170
     China XLX Fertiliser, Ltd........................  1,041,000      446,784
 #*  China Yurun Food Group, Ltd......................  5,286,000      681,715
     China ZhengTong Auto Services Holdings, Ltd......  6,611,000    3,935,053
 #   China Zhongwang Holdings, Ltd.................... 13,496,154    6,613,976
     Chongqing Machinery & Electric Co., Ltd., Class H 9,984,000 862,393 Chongqing Rural Commercial Bank Co., Ltd.,
       Class H........................................ 22,208,000   13,606,324
 *   Chu Kong Petroleum & Natural Gas Steel Pipe
       Holdings, Ltd..................................  1,188,000       99,912
     Chu Kong Shipping Enterprise Group Co., Ltd......    526,000      122,874
     CIFI Holdings Group Co., Ltd.....................  5,832,000    3,809,860
 *   CITIC Dameng Holdings, Ltd.......................  4,333,000      276,649
 #   CITIC Resources Holdings, Ltd....................  9,744,000    1,082,027
     CITIC Securities Co., Ltd., Class H..............    629,500    1,262,066
     CITIC, Ltd....................................... 20,882,483   29,600,530
     Citychamp Watch & Jewellery Group, Ltd...........    904,000      192,383
     Clear Media, Ltd.................................    101,000       60,897
     CNOOC, Ltd....................................... 94,498,000  158,316,997
     CNOOC, Ltd., Sponsored ADR.......................    208,124   34,964,832
 #   Cogobuy Group....................................    164,000       67,846
 #*  Comba Telecom Systems Holdings, Ltd.............. 11,818,683    1,647,924
     Concord New Energy Group, Ltd.................... 35,200,000    1,591,506
 *   Coolpad Group, Ltd...............................  5,720,600       24,599
 *   COSCO SHIPPING Development Co., Ltd., Class H....  2,249,000      358,941
     COSCO SHIPPING Energy Transportation Co., Ltd.,
       Class H........................................  5,544,000    2,412,876
 #   COSCO SHIPPING International Hong Kong Co., Ltd..  4,544,000    1,702,447
 #   COSCO SHIPPING Ports, Ltd........................ 13,523,786   12,718,999
 *   Coslight Technology International Group Co., Ltd.  1,150,000      417,966
 #   CPMC Holdings, Ltd...............................  2,754,000    1,236,640
 #   CRCC High-Tech Equipment Corp., Ltd., Class H....  2,097,000      496,645
     CRRC Corp., Ltd., Class H........................  2,432,000    2,138,641
     CT Environmental Group, Ltd......................  3,988,000      498,540
 *   DaChan Food Asia, Ltd............................  3,195,000      195,481
     Dah Chong Hong Holdings, Ltd.....................  8,150,000    3,875,515
 *   Daphne International Holdings, Ltd...............  2,812,000      125,650
     Dawnrays Pharmaceutical Holdings, Ltd............     65,000       37,149
 *   Dongfang Electric Corp., Ltd., Class H...........    471,600      294,769
     Dongfeng Motor Group Co., Ltd., Class H.......... 13,620,000   13,693,826
     Dongyue Group, Ltd...............................  1,246,000    1,021,831
 *   Dynagreen Environmental Protection Group Co.,
       Ltd., Class H..................................    449,000      202,465
 *   Dynasty Fine Wines Group, Ltd....................  9,228,600      317,455
     E-Commodities Holdings, Ltd......................  3,216,000      209,384
 *   eHi Car Services, Ltd., Sponsored ADR............      8,185      105,341
     Embry Holdings, Ltd..............................    539,000      179,146
     EVA Precision Industrial Holdings, Ltd...........  5,296,000      580,901
     Everbright Securities Co., Ltd., Class H.........    689,400      771,469
     Evergreen International Holdings, Ltd............    836,000       54,437
     Fantasia Holdings Group Co., Ltd................. 16,265,515    2,557,412
     Far East Horizon, Ltd............................  2,550,000    2,455,609
     Fosun International, Ltd......................... 11,099,183   20,349,930
 #   Fufeng Group, Ltd................................  8,569,000    3,958,037
 #*  GCL New Energy Holdings, Ltd.....................  2,022,000       89,235
 *   GCL-Poly Energy Holdings, Ltd.................... 83,998,000    7,406,235
     Gemdale Properties & Investment Corp., Ltd....... 12,542,000    1,297,990
 #   GF Securities Co., Ltd., Class H.................  1,735,200    2,435,303
 *   Glorious Property Holdings, Ltd.................. 26,334,000    1,511,547
     Goldlion Holdings, Ltd...........................  1,962,000      813,026
 #   Goldpac Group, Ltd...............................  1,145,000      293,614
 #*  GOME Retail Holdings, Ltd........................ 80,257,000    8,516,942
     Grand Baoxin Auto Group, Ltd.....................  2,179,500      680,595

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES      VALUE>>
                                                       ----------- ------------
 CHINA -- (Continued)
 #   Great Wall Motor Co., Ltd., Class H..............   9,880,000 $  7,121,805
     Greenland Hong Kong Holdings, Ltd................   7,157,575    2,610,201
 #   Greentown China Holdings, Ltd....................   5,522,591    6,517,535
     Guangdong Yueyun Transportation Co., Ltd.,
       Class H........................................     225,000      127,447
     Guangshen Railway Co., Ltd., Sponsored ADR.......     356,788    9,187,291
     Guangzhou Automobile Group Co., Ltd., Class H....   7,446,000    7,008,909
     Guangzhou R&F Properties Co., Ltd., Class H......   8,578,314   15,444,288
 *   Guodian Technology & Environment Group Corp.,
       Ltd., Class H..................................   4,008,000      222,352
 #*  Guolian Securities Co., Ltd., Class H............     171,500       52,686
 #   Guorui Properties, Ltd...........................   1,039,000      315,406
     Guotai Junan Securities Co., Ltd., Class H.......      60,000      124,473
     Haitong Securities Co., Ltd., Class H............  12,175,200   12,322,466
 *   Hanergy Thin Film Power Group, Ltd...............  14,642,000       72,389
     Harbin Bank Co., Ltd., Class H...................   1,348,000      297,402
 #   Harbin Electric Co., Ltd., Class H...............   5,713,474    1,745,928
 #   HC Group, Inc....................................     778,500      437,324
     Hengdeli Holdings, Ltd...........................  14,156,000      632,008
 *   Hi Sun Technology China, Ltd.....................   4,530,000      579,570
     Hilong Holding, Ltd..............................   6,166,000      823,657
     HKC Holdings, Ltd................................   1,208,155    1,052,415
     HNA Infrastructure Co., Ltd., Class H............   1,270,000    1,181,515
 *   Honghua Group, Ltd...............................   2,791,000      216,874
     Honworld Group, Ltd..............................     410,500      197,507
 #   Hopefluent Group Holdings, Ltd...................   1,624,000      633,450
     Hopson Development Holdings, Ltd.................   5,740,000    4,833,692
 #*  Hua Han Health Industry Holdings, Ltd............  23,012,000      291,423
 #   Hua Hong Semiconductor, Ltd......................   1,910,000    6,731,285
     Huaneng Renewables Corp., Ltd., Class H..........  33,002,000   12,279,769
 *   Huatai Securities Co., Ltd., Class H.............   2,787,600    4,402,222
     Huishang Bank Corp., Ltd., Class H...............   1,351,900      585,477
 *   Hydoo International Holding, Ltd.................   1,112,000       55,953
     Industrial & Commercial Bank of China, Ltd.,
       Class H........................................ 449,735,996  334,227,465
     Inner Mongolia Yitai Coal Co., Ltd., Class H.....      10,500       10,794
 #   Jiangnan Group, Ltd..............................  12,282,000      704,963
 #   Jiangxi Copper Co., Ltd., Class H................   6,155,000    7,787,044
     Jingrui Holdings, Ltd............................     315,000      128,483
 #*  JinkoSolar Holding Co., Ltd., ADR................     242,708    3,366,360
     Joy City Property, Ltd...........................   6,742,000      834,834
     Ju Teng International Holdings, Ltd..............   7,596,249    1,363,660
     K Wah International Holdings, Ltd................   2,184,233    1,265,975
 *   Kai Yuan Holdings, Ltd...........................  41,600,000      324,752
     Kaisa Group Holdings, Ltd........................   5,355,632    2,171,396
     Kangda International Environmental Co., Ltd......   5,159,000      762,687
 *   Kasen International Holdings, Ltd................   1,807,000      783,645
     Kingboard Holdings, Ltd..........................   5,960,345   20,857,742
     Kingboard Laminates Holdings, Ltd................     572,000      686,463
     Kunlun Energy Co., Ltd...........................  27,274,000   23,593,972
     KWG Property Holding, Ltd........................  10,525,000   12,035,115
 *   Labixiaoxin Snacks Group, Ltd....................   2,175,000      166,555
     Lai Fung Holdings, Ltd...........................   1,052,039    1,470,097
     Le Saunda Holdings, Ltd..........................     120,000       17,722
     Lee & Man Paper Manufacturing, Ltd...............   2,119,000    2,064,708
     Legend Holdings Corp., Class H...................     845,800    2,527,683
 *   Leoch International Technology, Ltd..............   2,305,000      238,390
 *   Lianhua Supermarket Holdings Co., Ltd., Class H..     388,000      105,096
     LK Technology Holdings, Ltd......................     785,000      114,893
     Longfor Group Holdings, Ltd......................   9,774,500   27,576,334
     Lonking Holdings, Ltd............................  13,758,000    6,322,368
 *   Maanshan Iron & Steel Co., Ltd., Class H.........  10,528,000    5,641,058

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES      VALUE>>
                                                       ----------- ------------
CHINA -- (Continued)
    Maoye International Holdings, Ltd.................   9,688,000 $    914,890
    Metallurgical Corp. of China, Ltd., Class H.......   5,669,000    1,663,583
*   MIE Holdings Corp.................................   2,680,000       85,247
    Min Xin Holdings, Ltd.............................     708,418      465,850
*   Mingfa Group International Co., Ltd...............     608,000        4,361
    Minmetals Land, Ltd...............................  11,589,205    1,967,351
    MOBI Development Co., Ltd.........................     379,000       41,091
#   Modern Land China Co., Ltd........................   2,643,200      455,334
#*  Munsun Capital Group, Ltd.........................   1,113,000       41,203
*   Nature Home Holding Co., Ltd......................     370,000       76,468
*   New World Department Store China, Ltd.............   3,883,000      891,296
    Nine Dragons Paper Holdings, Ltd..................   8,155,000   10,114,923
*   North Mining Shares Co., Ltd......................   7,230,000       42,339
    NVC Lighting Holdings, Ltd........................   4,959,000      430,268
*   Ourgame International Holdings, Ltd...............     329,000       32,345
    Overseas Chinese Town Asia Holdings, Ltd..........     934,000      410,809
    Ozner Water International Holding, Ltd............     143,000       35,346
*   Panda Green Energy Group, Ltd.....................   2,748,000      141,942
*   Parkson Retail Group, Ltd.........................   9,308,000    1,179,311
#   PAX Global Technology, Ltd........................   3,840,000    1,847,793
    People's Insurance Co. Group of China, Ltd.
      (The), Class H..................................  32,245,000   14,437,098
    PetroChina Co., Ltd., ADR.........................      75,718    5,743,967
    PetroChina Co., Ltd., Class H..................... 132,694,000  101,052,524
*   Phoenix New Media, Ltd., ADR......................      10,300       42,642
    PICC Property & Casualty Co., Ltd., Class H.......   6,315,000    7,135,551
#   Poly Culture Group Corp., Ltd., Class H...........     286,900      416,987
    Poly Property Group Co., Ltd......................  16,818,488    6,726,962
#   Postal Savings Bank of China Co., Ltd., Class H...   7,838,000    5,268,920
    Pou Sheng International Holdings, Ltd.............   3,705,000      730,794
    Powerlong Real Estate Holdings, Ltd...............  11,449,000    5,963,476
#*  Prosperity International Holdings HK, Ltd.........  17,080,000      132,653
*   PW Medtech Group, Ltd.............................   1,439,000      304,583
*   Qingdao Port International Co., Ltd., Class H.....     276,000      201,306
    Qingling Motors Co., Ltd., Class H................   8,184,000    2,350,527
    Qunxing Paper Holdings Co., Ltd...................   5,020,071      241,760
*   Real Gold Mining, Ltd.............................   3,137,500      105,129
    Red Star Macalline Group Corp., Ltd., Class H.....     550,543      649,878
*   Renhe Commercial Holdings Co., Ltd................  43,919,000      868,023
*   Rentian Technology Holdings, Ltd..................   3,990,000      163,012
*   REXLot Holdings, Ltd.............................. 123,399,931      331,208
#*  Ronshine China Holdings, Ltd......................   1,226,500    1,498,187
    Sany Heavy Equipment International Holdings Co.,..
    Ltd...............................................   4,972,000    1,785,667
*   Scud Group, Ltd...................................   3,368,000       83,674
#   Seaspan Corp......................................     574,922    4,932,831
#*  Semiconductor Manufacturing International Corp....  19,070,198   23,126,733
#*  Semiconductor Manufacturing International Corp.,
      ADR.............................................   1,091,560    6,669,432
# Shandong Chenming Paper Holdings, Ltd., Class H... 1,658,726 1,408,634 #* Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd., Class H..............................   4,568,000       42,533
#*  Shanghai Electric Group Co., Ltd., Class H........   5,980,000    2,006,431
    Shanghai Industrial Holdings, Ltd.................   4,648,918   10,852,552
# Shanghai Industrial Urban Development Group, Ltd.. 12,292,000 2,228,448 Shanghai Jin Jiang International Hotels Group
      Co., Ltd., Class H..............................   8,446,000    3,044,194
    Shanghai La Chapelle Fashion Co., Ltd., Class H...      54,600       56,267
    Shanghai Pharmaceuticals Holding Co., Ltd.,
      Class H.........................................   1,045,200    2,775,192
*   Shanghai Prime Machinery Co., Ltd., Class H.......   7,102,000    1,068,098
    Shengjing Bank Co., Ltd., Class H.................     328,500      198,716
    Shenguan Holdings Group, Ltd......................   3,610,000      200,055
    Shenzhen International Holdings, Ltd..............   4,709,539    8,698,437
    Shenzhen Investment, Ltd..........................  25,444,650    9,182,121

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- -----------
  CHINA -- (Continued)
      Shimao Property Holdings, Ltd.................... 10,404,035 $29,589,419
  *   Shougang Concord International Enterprises Co.,
        Ltd............................................ 54,246,416   1,418,650
      Shougang Fushan Resources Group, Ltd............. 20,484,594   4,954,001
      Shui On Land, Ltd................................ 30,798,803   7,201,180
  #*  Shunfeng International Clean Energy, Ltd......... 12,878,000     542,064
      Sihuan Pharmaceutical Holdings Group, Ltd........  5,500,000   1,186,821
  *   Silver Grant International Industries, Ltd.......  6,430,804   1,182,569
      SIM Technology Group, Ltd........................  7,555,000     298,568
      Sino Harbour Holdings Group, Ltd.................    582,000      19,287
  #*  Sinofert Holdings, Ltd...........................  7,620,000     943,165
  *   Sinolink Worldwide Holdings, Ltd................. 10,762,508   1,085,527
  #   SinoMedia Holding, Ltd...........................    110,000      28,097
      Sino-Ocean Group Holding, Ltd.................... 24,191,602  13,683,150
      Sinopec Engineering Group Co., Ltd., Class H.....  5,409,500   5,511,141
      Sinopec Kantons Holdings, Ltd....................  6,660,000   2,950,608
      Sinopec Shanghai Petrochemical Co., Ltd.,........
      Class H..........................................      2,000       1,203
  #   Sinotrans Shipping, Ltd.......................... 10,048,416   2,627,741
      Sinotrans, Ltd., Class H......................... 12,590,000   5,837,920
  #   Sinotruk Hong Kong, Ltd..........................  6,402,335   9,054,900
      Skyworth Digital Holdings, Ltd................... 15,847,083   6,207,282
      SOHO China, Ltd.................................. 20,306,388   9,563,795
      Springland International Holdings, Ltd...........  3,333,000     752,302
  #*  SPT Energy Group, Inc............................  2,484,000     224,846
  *   SRE Group, Ltd................................... 21,316,285     440,869
  #*  Starrise Media Holdings, Ltd.....................    286,000      43,874
      Summi Group Holdings, Ltd........................  4,148,000     348,977
  *   Sunshine 100 China Holdings, Ltd.................    187,000      92,246
  #*  Taung Gold International, Ltd....................  7,700,000      37,307
      TCL Electronics Holdings, Ltd....................  1,046,666     510,354
  #*  Technovator International, Ltd...................  2,224,000     544,628
  #   Tenwow International Holdings, Ltd...............  2,993,000     148,495
      Texhong Textile Group, Ltd.......................    915,500   1,493,562
      Tian An China Investment Co., Ltd................  4,936,000   2,807,145
  #   Tiangong International Co., Ltd..................  1,770,000     359,321
      Tianjin Port Development Holdings, Ltd........... 18,399,657   2,253,370
      Time Watch Investments, Ltd......................     92,000      12,630
  #   Tomson Group, Ltd................................  2,790,526     996,536
      Tonly Electronics Holdings, Ltd..................     41,330      40,128
  #   Top Spring International Holdings, Ltd...........    146,000      49,012
      TPV Technology, Ltd..............................  8,764,496     894,560
      Trigiant Group, Ltd..............................  2,574,000     394,175
  *   Trony Solar Holdings Co., Ltd....................  8,775,000     131,920
      United Energy Group, Ltd.........................  4,804,000     692,420
  #   Universal Medical Financial & Technical Advisory
        Services Co., Ltd..............................  2,432,000   1,971,839
  #*  V1 Group, Ltd....................................  6,480,000     396,277
      Wasion Holdings, Ltd.............................  4,330,000   2,317,237
      Weichai Power Co., Ltd., Class H.................  4,866,000   5,953,231
      Weiqiao Textile Co., Class H.....................  3,722,500   1,572,745
      West China Cement, Ltd........................... 25,138,000   4,428,545
      Wisdom Sports Group..............................    440,000      40,506
      Xiamen International Port Co., Ltd., Class H.....  9,888,000   1,526,323
  *   Xinchen China Power Holdings, Ltd................  4,685,000     479,475
      Xingda International Holdings, Ltd...............  8,684,842   2,759,583
      Xingfa Aluminium Holdings, Ltd...................    435,000     333,697
  #   Xinhua Winshare Publishing and Media Co., Ltd.,
        Class H........................................  1,267,000     853,403
  *   Xinjiang Xinxin Mining Industry Co., Ltd.,
        Class H........................................  2,692,000     357,641
  #   Xinyuan Real Estate Co., Ltd., ADR...............     76,628     360,152
      Xtep International Holdings, Ltd.................  2,087,000   1,312,314
  *   Yanchang Petroleum International, Ltd............ 21,400,000     264,282

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                        SHARES      VALUE>>
                                                      ---------- --------------
CHINA -- (Continued)
    Yanzhou Coal Mining Co., Ltd., Class H...........  8,546,000 $   10,675,693
    Yip's Chemical Holdings, Ltd.....................    842,000        295,408
#*  Youyuan International Holdings, Ltd..............  3,376,251      1,342,412
*   Yuanda China Holdings, Ltd.......................  1,702,000         21,291
*   YuanShengTai Dairy Farm, Ltd.....................    658,000         17,205
    Yuexiu Property Co., Ltd......................... 55,800,786     10,613,201
    Yuzhou Properties Co., Ltd....................... 14,807,960      8,390,064
    Zhaojin Mining Industry Co., Ltd., Class H.......    968,000        781,581
    Zhengzhou Coal Mining Machinery Group Co., Ltd.,
      Class H........................................    454,800        205,827
#*  Zhong An Real Estate, Ltd........................ 18,638,600        975,392
    Zhuhai Holdings Investment Group, Ltd............  1,404,000        159,381
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd., Class H.............................  9,018,200      3,640,950
                                                                 --------------
TOTAL CHINA..........................................             3,142,429,503
                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA...............................  1,593,125      8,950,822
    Constructora Conconcreto SA......................     86,988         21,126
    Grupo Argos SA...................................  1,300,324      8,727,309
    Grupo de Inversiones Suramericana SA.............  1,609,854     20,105,770
    Grupo Nutresa SA.................................    193,270      1,801,312
    Mineros SA.......................................     65,037         53,776
                                                                 --------------
TOTAL COLOMBIA.......................................                39,660,115
                                                                 --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..........................................  1,623,773     42,641,836
                                                                 --------------
GREECE -- (0.0%)
*   Alpha Bank AE....................................    121,090        264,374
    Bank of Greece...................................     25,557        440,931
*   Ellaktor SA......................................    973,195      1,979,368
*   GEK Terna Holding Real Estate Construction SA....     30,381        191,527
*   Intracom Holdings SA.............................  1,497,922        999,306
*   Piraeus Bank SA..................................      1,682          5,312
                                                                 --------------
TOTAL GREECE.........................................                 3,880,818
                                                                 --------------
HUNGARY -- (0.2%)
    MOL Hungarian Oil & Gas P.L.C....................  2,506,389     24,557,325
    OTP Bank P.L.C...................................    574,764     21,619,249
    Richter Gedeon Nyrt..............................     13,112        236,966
                                                                 --------------
TOTAL HUNGARY........................................                46,413,540
                                                                 --------------
INDIA -- (12.7%)
*   5Paisa Capital, Ltd..............................     78,937        407,237
    Aarti Drugs, Ltd.................................      5,649         46,151
*   Aban Offshore, Ltd...............................    315,580        506,372
    ACC, Ltd.........................................    346,991      7,777,190
    Adani Enterprises, Ltd...........................  3,374,526      9,615,686
*   Adani Green Energy, Ltd..........................  2,568,014      2,261,504
*   Adani Power, Ltd.................................  5,210,321      2,375,957
*   Adani Transmissions, Ltd.........................    717,397      1,770,215
*   Aditya Birla Capital, Ltd........................  1,689,688      3,616,469
*   Aditya Birla Fashion and Retail, Ltd.............  2,479,021      5,095,682
    Alembic, Ltd.....................................    615,831        371,277
*   Allahabad Bank...................................  1,291,820        860,601
    Allcargo Logistics, Ltd..........................    462,900        810,947
    Ambuja Cements, Ltd..............................  3,057,207     10,282,905
*   Amtek Auto, Ltd..................................  1,036,955        124,352

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- -----------
  INDIA -- (Continued)
      Anant Raj, Ltd...................................    884,689 $   569,870
  *   Andhra Bank......................................  2,343,184   1,202,528
      Andhra Sugars, Ltd. (The)........................     14,835      82,336
      Apar Industries, Ltd.............................    155,271   1,405,361
      Apollo Tyres, Ltd................................  4,163,726  17,865,414
      Arvind, Ltd......................................  2,074,030  12,743,470
      Ashiana Housing, Ltd.............................     17,289      33,840
      Ashoka Buildcon, Ltd.............................    548,319   1,182,058
      Asian Granito India, Ltd.........................      4,325      18,888
      Astra Microwave Products, Ltd....................    107,891     160,324
      Atul, Ltd........................................      1,109      46,137
      Aurobindo Pharma, Ltd............................  1,084,277   9,355,722
  *   Axis Bank, Ltd................................... 11,193,280  89,685,554
  *   Bajaj Hindusthan Sugar, Ltd......................    981,143      94,561
      Bajaj Holdings & Investment, Ltd.................    391,038  16,581,198
      Balkrishna Industries, Ltd.......................     88,982   1,566,654
      Balmer Lawrie & Co., Ltd.........................    622,450   2,001,167
      Balrampur Chini Mills, Ltd.......................  2,074,917   2,206,681
      Banco Products India, Ltd........................     53,999     161,696
      Bank of Baroda...................................  5,483,108  12,284,467
  *   Bank of India....................................    737,171   1,016,695
  *   Bank of Maharashtra..............................    969,657     187,773
      BEML, Ltd........................................     52,357     688,212
  *   BGR Energy Systems, Ltd..........................     82,438     109,439
      Bharat Electronics, Ltd..........................  2,110,720   3,638,915
      Bharat Heavy Electricals, Ltd....................  7,729,434   8,340,851
      Bharti Airtel, Ltd............................... 15,827,096  90,189,750
      Bharti Infratel, Ltd.............................    181,043     756,210
      Biocon, Ltd......................................    433,930   3,704,357
      Birla Corp., Ltd.................................    177,985   2,027,221
      Bodal Chemicals, Ltd.............................      7,307      13,772
      Bombay Dyeing & Manufacturing Co., Ltd...........     97,840     372,261
  *   Bombay Rayon Fashions, Ltd.......................     18,941       5,546
      Brigade Enterprises, Ltd.........................    187,699     539,178
      BSE, Ltd.........................................     21,179     245,524
      Canara Bank......................................  1,065,655   4,441,473
      Ceat, Ltd........................................    251,385   5,085,665
  *   CG Power and Industrial Solutions, Ltd...........  3,522,536   3,276,219
      Chambal Fertilizers & Chemicals, Ltd.............  2,224,369   4,751,647
      Chennai Super Kings Cricket, Ltd.................  5,080,767      31,254
      Cipla, Ltd.......................................    232,783   2,173,193
      City Union Bank, Ltd.............................  1,583,412   3,992,994
  *   Coffee Day Enterprises, Ltd......................     38,981     151,721
      Container Corp. Of India, Ltd....................    237,580   2,318,137
  *   Corp. Bank.......................................  1,646,469     670,241
      Cox & Kings, Ltd.................................  1,342,568   4,245,616
      Cyient, Ltd......................................    124,698   1,274,767
      Dalmia Bharat, Ltd...............................     89,076   3,455,856
  *   DB Corp., Ltd....................................     28,543      97,840
  *   DB Realty, Ltd...................................    873,103     454,171
      DCB Bank, Ltd....................................  2,705,710   6,487,731
      DCM Shriram, Ltd.................................    439,667   2,121,276
      Deepak Fertilisers & Petrochemicals Corp., Ltd...    402,266   1,625,108
      Delta Corp., Ltd.................................     51,743     193,272
  *   DEN Networks, Ltd................................    391,626     293,529
  *   Dena Bank........................................    507,403     119,758
      Dewan Housing Finance Corp., Ltd.................  2,299,350  20,217,036
      Dhampur Sugar Mills, Ltd.........................     49,279      61,214
  *   Dishman Carbogen Amcis, Ltd......................  1,399,820   5,256,970

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- -----------
  INDIA -- (Continued)
      DLF, Ltd.........................................  5,570,973 $15,970,641
  #   Dr Reddy's Laboratories, Ltd., ADR...............    227,858   7,116,005
      Dr Reddy's Laboratories, Ltd.....................    427,602  13,337,376
  *   Dredging Corp. of India, Ltd.....................     40,740     293,088
  *   EID Parry India, Ltd.............................    971,919   3,251,236
      EIH, Ltd.........................................    983,731   2,428,944
      Electrosteel Castings, Ltd.......................    948,259     305,319
      Engineers India, Ltd.............................    661,097   1,313,785
  *   Eros International Media, Ltd....................    366,181     631,613
      Essel Propack, Ltd...............................  1,200,048   1,833,861
      Exide Industries, Ltd............................    789,280   3,235,840
      FDC, Ltd.........................................     56,441     197,723
      Federal Bank, Ltd................................ 13,007,526  16,963,921
      FIEM Industries, Ltd.............................      2,436      27,805
      Finolex Cables, Ltd..............................    518,063   4,677,408
      Finolex Industries, Ltd..........................    116,677     971,839
  *   Firstsource Solutions, Ltd.......................  2,945,911   3,099,421
  *   Fortis Healthcare, Ltd...........................  2,206,119   4,505,647
      Future Enterprises, Ltd..........................  1,523,254     833,285
  *   Future Retail, Ltd...............................  1,330,582  10,402,113
      GAIL India, Ltd..................................  6,486,915  35,567,642
      Gateway Distriparks, Ltd.........................    301,735     733,730
      Gati, Ltd........................................    761,861   1,179,173
      Genus Power Infrastructures, Ltd.................    121,218      74,306
      GHCL, Ltd........................................    357,094   1,294,162
      GIC Housing Finance, Ltd.........................    142,373     736,232
      Glenmark Pharmaceuticals, Ltd....................    567,936   4,843,266
      GOCL Corp., Ltd..................................      7,568      44,192
  *   Godawari Power and Ispat, Ltd....................     69,473     428,013
      Godfrey Phillips India, Ltd......................     33,140     385,321
      Granules India, Ltd..............................  1,885,387   2,848,907
      Grasim Industries, Ltd...........................  1,573,004  23,555,286
      Great Eastern Shipping Co., Ltd. (The)...........    870,198   3,837,043
      Greaves Cotton, Ltd..............................    311,601     664,927
      Gujarat Alkalies & Chemicals, Ltd................    353,527   2,767,448
      Gujarat Ambuja Exports, Ltd......................     61,322     195,195
      Gujarat Fluorochemicals, Ltd.....................    387,110   4,278,570
      Gujarat Mineral Development Corp., Ltd...........  1,228,209   2,056,448
      Gujarat Narmada Valley Fertilizers & Chemicals,
        Ltd............................................    655,128   3,980,850
      Gujarat Pipavav Port, Ltd........................     54,565      92,459
      Gujarat State Fertilizers & Chemicals, Ltd.......  2,186,080   3,748,215
      Gujarat State Petronet, Ltd......................  2,384,500   6,890,179
  *   Hathway Cable & Datacom, Ltd.....................     94,439      23,481
      HBL Power Systems, Ltd...........................    174,131      91,219
      HCL Technologies, Ltd............................     79,232   1,115,619
      HEG, Ltd.........................................     61,690   3,897,193
      HeidelbergCement India, Ltd......................    396,490     926,979
      Hikal, Ltd.......................................    274,861     581,884
      HIL, Ltd.........................................      9,635     297,028
  *   Himachal Futuristic Communications, Ltd..........  7,434,134   2,827,871
      Himatsingka Seide, Ltd...........................    347,051   1,478,296
      Hindalco Industries, Ltd......................... 13,021,581  40,698,719
      Hinduja Global Solutions, Ltd....................     74,046     868,290
      Hindustan Media Ventures, Ltd....................     11,103      28,842
  *   Housing Development & Infrastructure, Ltd........  2,719,300     960,189
      HSIL, Ltd........................................    429,703   2,085,085
      HT Media, Ltd....................................    800,270     652,505
  *   ICICI Bank, Ltd., Sponsored ADR.................. 10,633,937  93,897,662
  *   IDBI Bank, Ltd...................................  2,079,627   1,796,825

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- -----------
  INDIA -- (Continued)
  *   Idea Cellular, Ltd............................... 18,594,249 $14,831,583
      IDFC Bank, Ltd................................... 10,897,963   6,398,933
      IDFC, Ltd........................................  8,826,668   6,025,190
  *   IFCI, Ltd........................................  8,839,280   2,224,767
      IIFL Holdings, Ltd...............................  2,793,003  27,385,546
  *   IL&FS Transportation Networks, Ltd...............    529,814     323,093
      India Cements, Ltd. (The)........................  2,685,958   4,596,533
      India Glycols, Ltd...............................    118,892     859,234
  *   Indiabulls Real Estate, Ltd......................  2,831,621   6,235,834
  *   Indian Bank......................................    710,566   3,709,292
      Indian Hotels Co., Ltd. (The)....................  4,787,508   9,287,024
      Indo Count Industries, Ltd.......................    161,989     193,242
      Indoco Remedies, Ltd.............................     52,819     156,942
      INEOS Styrolution India, Ltd.....................     32,615     352,587
      Infosys, Ltd.....................................    348,010   6,926,070
      Ingersoll-Rand India, Ltd........................     22,279     167,365
  *   Inox Leisure, Ltd................................      5,205      14,681
  *   Inox Wind, Ltd...................................     65,968      88,545
      Insecticides India, Ltd..........................     11,210     124,918
  *   Intellect Design Arena, Ltd......................    476,136   1,433,709
  *   International Paper APPM, Ltd....................      9,109      46,538
      Ipca Laboratories, Ltd...........................     23,144     256,213
      J Kumar Infraprojects, Ltd.......................    124,560     364,217
      Jagran Prakashan, Ltd............................    139,049     237,588
      Jai Corp., Ltd...................................    724,358   1,677,707
      Jain Irrigation Systems, Ltd.....................  5,462,650   6,552,572
  *   Jaiprakash Associates, Ltd....................... 17,658,065   3,815,358
  *   Jammu & Kashmir Bank, Ltd. (The).................  3,014,805   2,546,884
  *   Jaypee Infratech, Ltd............................  5,488,982     369,574
      JB Chemicals & Pharmaceuticals, Ltd..............    423,285   1,699,563
      JBF Industries, Ltd..............................    247,200     103,950
      Jindal Poly Films, Ltd...........................    257,180     944,806
      Jindal Saw, Ltd..................................  1,852,856   2,393,706
  *   Jindal Stainless Hisar, Ltd......................     10,311      19,187
  *   Jindal Stainless, Ltd............................     87,372      74,071
  *   Jindal Steel & Power, Ltd........................  3,263,783   9,773,505
  *   JITF Infralogistics, Ltd.........................     46,385      14,556
      JK Cement, Ltd...................................    205,774   2,314,377
      JK Lakshmi Cement, Ltd...........................    396,116   1,955,128
  *   JK Paper, Ltd....................................    479,389     882,478
      JK Tyre & Industries, Ltd........................  1,448,505   2,757,536
      JM Financial, Ltd................................  3,611,805   6,245,302
      JMC Projects India, Ltd..........................     18,090     143,326
  *   JSW Energy, Ltd..................................  5,451,141   5,296,274
  *   JSW Holdings, Ltd................................      2,820      78,656
      JSW Steel, Ltd................................... 14,720,074  70,752,848
      Jubilant Life Sciences, Ltd......................  1,028,152  11,143,623
      Kalpataru Power Transmission, Ltd................    682,029   3,715,736
      Kalyani Steels, Ltd..............................     42,036     156,584
      Karnataka Bank, Ltd. (The).......................  2,303,013   3,899,891
      Karur Vysya Bank, Ltd. (The).....................  2,587,374   3,792,856
      Kaveri Seed Co., Ltd.............................    108,771     972,620
      KCP, Ltd.........................................    162,013     247,528
  *   Kiri Industries, Ltd.............................     87,374     692,231
      Kirloskar Brothers, Ltd..........................     38,432     153,516
      Kirloskar Oil Engines, Ltd.......................    294,687   1,115,434
      Kitex Garments, Ltd..............................      7,052      12,085
      KNR Constructions, Ltd...........................     53,692     181,201
      Kolte-Patil Developers, Ltd......................    153,124     594,001

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- -----------
  INDIA -- (Continued)
      KPIT Technologies, Ltd........................... 2,056,795 $ 8,922,795
      KPR Mill, Ltd....................................    14,361     137,138
      KRBL, Ltd........................................    96,906     490,110
      L&T Finance Holdings, Ltd........................   384,640     989,126
      Lakshmi Machine Works, Ltd.......................     3,210     358,345
  *   Lakshmi Vilas Bank, Ltd. (The)...................   474,085     706,590
      Larsen & Toubro, Ltd............................. 4,317,048  82,152,308
      LEEL Electricals, Ltd............................    24,119      35,657
      LG Balakrishnan & Bros, Ltd......................     1,696      13,694
      LIC Housing Finance, Ltd......................... 1,343,769  10,348,940
      Linde India, Ltd.................................    12,814      80,462
      LT Foods, Ltd....................................   468,335     406,746
      Lumax Auto Technologies, Ltd.....................     4,910      11,536
      Lupin, Ltd....................................... 1,432,853  17,206,619
      Magma Fincorp, Ltd...............................   164,744     360,423
      Maharashtra Scooters, Ltd........................       315      13,810
      Maharashtra Seamless, Ltd........................   167,735   1,170,777
      Mahindra & Mahindra Financial Services, Ltd...... 1,109,734   8,335,576
      Mahindra & Mahindra, Ltd......................... 4,046,615  55,224,466
  *   Mahindra CIE Automotive, Ltd.....................    68,076     255,967
      Mahindra Lifespace Developers, Ltd...............   247,493   1,955,597
      Maithan Alloys, Ltd..............................    19,197     183,775
      Man Infraconstruction, Ltd.......................   232,063     162,243
      Manappuram Finance, Ltd.......................... 5,461,033   8,392,763
      Mangalam Cement, Ltd.............................     7,882      28,421
      Marksans Pharma, Ltd.............................   889,548     362,911
      Mastek, Ltd......................................    97,590     783,681
  *   Max India, Ltd...................................    98,464     116,654
      McLeod Russel India, Ltd.........................   756,879   1,470,814
      Meghmani Organics, Ltd...........................   880,599   1,149,830
      Mercator, Ltd....................................   353,028     110,756
      Merck, Ltd.......................................    79,792   2,626,622
      Mindtree, Ltd....................................    74,555   1,017,562
      Mirza International, Ltd.........................    72,490     106,930
      MOIL, Ltd........................................   356,281     931,857
      Monte Carlo Fashions, Ltd........................     6,053      36,932
      Mphasis, Ltd.....................................   519,146   8,788,918
  *   MPS, Ltd.........................................     3,844      29,759
      MRF, Ltd.........................................    13,476  15,614,981
      Munjal Showa, Ltd................................    11,077      35,220
      Muthoot Finance, Ltd.............................   706,006   4,162,854
  *   Nagarjuna Fertilizers & Chemicals, Ltd........... 1,812,637     365,805
      National Aluminium Co., Ltd...................... 4,964,081   4,474,834
      National Fertilizers, Ltd........................    33,882      22,263
      Nava Bharat Ventures, Ltd........................   505,320     982,648
      Navin Fluorine International, Ltd................     1,379      13,511
  *   Navkar Corp., Ltd................................   133,208     255,151
      NCC, Ltd......................................... 6,595,141   8,930,773
      Nectar Lifesciences, Ltd.........................   162,045      48,411
      NIIT Technologies, Ltd...........................   537,348   9,662,567
  *   NIIT, Ltd........................................   850,134   1,180,325
      Nilkamal, Ltd....................................    56,350   1,467,355
      Nucleus Software Exports, Ltd....................     5,580      28,063
      Oberoi Realty, Ltd...............................   701,136   5,041,005
      OCL India, Ltd...................................   106,796   1,870,256
      Omaxe, Ltd.......................................   440,368   1,443,920
      Orient Cement, Ltd...............................   621,657   1,138,035
  *   Oriental Bank of Commerce........................   975,550   1,156,240
  *   Patel Engineering, Ltd...........................    60,844      37,138

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 INDIA -- (Continued)
     PC Jeweller, Ltd.................................  1,220,290 $  1,627,755
     Persistent Systems, Ltd..........................    198,546    2,421,200
     Petronet LNG, Ltd................................  4,844,788   16,171,117
     Phillips Carbon Black, Ltd.......................    233,584      874,750
     Piramal Enterprises, Ltd.........................    739,433   28,808,192
     PNC Infratech, Ltd...............................     12,523       28,842
     Polyplex Corp., Ltd..............................     27,144      176,109
     Power Finance Corp., Ltd.........................  6,211,801    7,932,869
     Power Mech Projects, Ltd.........................     10,886      154,354
     Prabhat Dairy, Ltd...............................    121,887      270,758
     Praj Industries, Ltd.............................  1,183,633    1,368,120
 *   Prakash Industries, Ltd..........................    623,087    1,279,875
 *   Praxis Home Retail, Ltd..........................      7,702       21,166
     Prestige Estates Projects, Ltd...................    425,592    1,570,036
     PTC India Financial Services, Ltd................  2,660,009      734,905
     PTC India, Ltd...................................  3,168,880    3,838,172
 *   Punjab & Sind Bank...............................     16,659        7,558
 *   Punjab National Bank.............................  3,013,053    3,748,884
     Puravankara, Ltd.................................    540,207      832,718
     Quick Heal Technologies, Ltd.....................     30,919      121,038
     Radico Khaitan, Ltd..............................    681,924    4,369,585
     Rain Commodities, Ltd............................    885,256    2,552,944
     Rajesh Exports, Ltd..............................    114,341      944,171
     Rallis India, Ltd................................     99,155      289,965
     Ramco Industries, Ltd............................     96,002      342,891
 *   Ramco Systems, Ltd...............................      7,170       38,161
     Rashtriya Chemicals & Fertilizers, Ltd...........  1,368,099    1,428,267
     Raymond, Ltd.....................................    348,735    4,232,231
     Redington India, Ltd.............................  2,157,312    3,394,712
     Reliance Capital, Ltd............................  1,546,388    9,496,574
 *   Reliance Communications, Ltd..................... 10,397,011    2,223,012
 *   Reliance Home Finance, Ltd.......................  1,766,396    1,618,856
     Reliance Industries, Ltd., GDR...................     98,068    3,353,922
     Reliance Industries, Ltd......................... 34,030,289  588,858,475
 *   Reliance Power, Ltd..............................  8,848,791    4,329,680
     Rico Auto Industries, Ltd........................    119,211      125,509
     RSWM, Ltd........................................      2,943       11,419
 *   Ruchi Soya Industries, Ltd.......................    456,150       66,995
     Rural Electrification Corp., Ltd.................  9,418,048   16,173,071
     Sadbhav Engineering, Ltd.........................     17,093       68,464
 *   Sanghi Industries, Ltd...........................     74,133       99,673
     Sanghvi Movers, Ltd..............................     45,111      123,855
     Sarda Energy & Minerals, Ltd.....................     55,259      319,793
     Sasken Technologies, Ltd.........................      8,357      115,976
     Sequent Scientific, Ltd..........................    122,599       93,606
     Shilpa Medicare, Ltd.............................      4,373       25,785
 *   Shipping Corp. of India, Ltd.....................  1,764,283    1,633,065
     Shriram City Union Finance, Ltd..................      8,786      245,450
     Shriram Transport Finance Co., Ltd...............  1,187,712   24,038,472
 *   Sical Logistics, Ltd.............................      3,268        8,265
     Simplex Infrastructures, Ltd.....................     78,681      510,640
     Sintex Industries, Ltd...........................  2,517,100      527,371
 *   Sintex Plastics Technology, Ltd..................  7,846,946    4,720,749
     Siyaram Silk Mills, Ltd..........................      3,315       26,150
     SML ISUZU, Ltd...................................     17,544      201,875
 *   Snowman Logistics, Ltd...........................     36,270       24,617
     Sobha, Ltd.......................................    769,693    5,305,378
 *   Solara Active Pharma Sciences, Ltd...............      1,685        4,373
     Sonata Software, Ltd.............................     34,356      173,222

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                                          SHARES     VALUE>>
                                                        ---------- -----------
  INDIA -- (Continued)
      South Indian Bank, Ltd. (The).................... 16,710,126 $ 4,469,136
      Srei Infrastructure Finance, Ltd.................  1,890,601   1,478,666
      SRF, Ltd.........................................    223,833   5,646,636
      Srikalahasthi Pipes, Ltd.........................     77,761     236,931
  *   State Bank of India.............................. 11,878,292  50,955,492
  *   Steel Authority of India, Ltd....................  4,730,984   5,357,739
      Strides Arcolab, Ltd.............................     10,111      56,824
      Sun Pharmaceutical Industries, Ltd...............    988,323   8,223,426
      Sunteck Realty, Ltd..............................    117,718     705,566
      Surya Roshni, Ltd................................     96,151     488,823
      Sutlej Textiles and Industries, Ltd..............      7,506       5,826
      Suven Life Sciences, Ltd.........................     70,978     238,858
  *   Syndicate Bank...................................  2,092,900   1,388,128
      TAKE Solutions, Ltd..............................    342,649   1,012,351
      Tamil Nadu Newsprint & Papers, Ltd...............    314,014   1,216,207
      Tata Chemicals, Ltd..............................  1,584,352  15,933,239
      Tata Global Beverages, Ltd.......................  4,417,741  15,962,660
  #*  Tata Motors, Ltd., Sponsored ADR.................    103,766   1,888,541
  *   Tata Motors, Ltd................................. 15,444,479  58,318,126
      Tata Steel, Ltd..................................  5,248,434  43,229,649
  *   Tata Steel, Ltd..................................    402,178     744,413
      Tech Mahindra, Ltd...............................  1,558,572  15,473,391
  *   Techno Electric & Engineering Co., Ltd...........     54,776     224,231
      Texmaco Rail & Engineering, Ltd..................    183,428     202,332
      Thirumalai Chemicals, Ltd........................      3,676      77,552
      TI Financial Holdings, Ltd.......................    562,890   5,114,440
      Tide Water Oil Co India, Ltd.....................        292      24,439
      Time Technoplast, Ltd............................  1,140,644   2,332,681
      Titagarh Wagons, Ltd.............................    223,002     297,241
      Tourism Finance Corp. of India, Ltd..............     68,586     147,447
      Transport Corp. of India, Ltd....................     85,232     349,421
      Trident, Ltd.....................................    322,150     262,312
      Triveni Engineering & Industries, Ltd............     47,998      27,786
      Tube Investments of India, Ltd...................    592,499   2,147,053
      TV Today Network, Ltd............................     29,230     182,701
  *   TV18 Broadcast, Ltd..............................  6,567,720   4,538,541
  *   UCO Bank.........................................  2,330,376     681,235
      Uflex, Ltd.......................................    455,786   1,797,610
      UFO Moviez India, Ltd............................     21,281     122,287
      Unichem Laboratories, Ltd........................    352,859   1,177,124
  *   Union Bank of India..............................  2,045,981   2,591,656
  *   Unitech, Ltd..................................... 12,073,793     760,963
      UPL, Ltd.........................................    328,518   3,080,743
      VA Tech Wabag, Ltd...............................    136,189     715,154
      Vardhman Textiles, Ltd...........................    239,481   4,196,911
      Vedanta, Ltd..................................... 18,485,629  60,252,984
  #   Vedanta, Ltd., ADR...............................  1,037,623  13,395,718
      Vijaya Bank......................................  2,775,054   2,517,870
      Vindhya Telelinks, Ltd...........................     10,221     152,312
      Visaka Industries, Ltd...........................     17,061     149,312
      Welspun Corp., Ltd...............................  1,325,933   2,428,344
      Welspun Enterprises, Ltd.........................    626,989   1,431,575
      Welspun India, Ltd...............................  1,231,684   1,024,407
      West Coast Paper Mills, Ltd......................     89,544     362,587
      Wipro, Ltd.......................................  8,208,797  33,210,616
  *   Wockhardt, Ltd...................................    276,374   2,362,593
      Yes Bank, Ltd....................................    114,021     612,422
  *   Zee Media Corp., Ltd.............................    192,874      89,751
      Zensar Technologies, Ltd.........................    165,883   2,988,833

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                                       SHARES       VALUE>>
                                                     ----------- --------------
INDIA -- (Continued)
    Zuari Agro Chemicals, Ltd.......................      23,149 $      120,382
                                                                 --------------
TOTAL INDIA.........................................              2,395,653,594
                                                                 --------------
INDONESIA -- (2.5%)
    Adaro Energy Tbk PT............................. 204,218,700     27,020,968
    Adhi Karya Persero Tbk PT.......................  24,162,200      2,697,570
    Agung Podomoro Land Tbk PT......................  83,483,300        933,051
    Alam Sutera Realty Tbk PT....................... 159,012,300      3,528,441
    Aneka Tambang Tbk PT............................  94,883,377      6,035,557
    Asahimas Flat Glass Tbk PT......................   4,882,900      1,595,292
    Astra Agro Lestari Tbk PT.......................   3,238,867      2,443,931
    Astra Graphia Tbk PT............................     436,900         49,676
    Astra International Tbk PT......................   4,065,100      2,016,789
    Astra Otoparts Tbk PT...........................     345,400         34,992
*   Bakrie and Brothers Tbk PT......................   8,540,665         45,019
*   Bakrie Telecom Tbk PT........................... 160,430,200         89,004
*   Bank Bukopin Tbk................................  56,032,133      1,648,580
    Bank Danamon Indonesia Tbk PT...................  34,192,354     15,610,202
    Bank Mandiri Persero Tbk PT..................... 116,806,962     53,929,613
    Bank Negara Indonesia Persero Tbk PT............  92,812,041     47,726,946
*   Bank Pan Indonesia Tbk PT....................... 115,836,701      6,221,804
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT........................................  34,986,300      4,997,403
    Bank Pembangunan Daerah Jawa Timur Tbk PT.......  26,296,400      1,186,731
    Bank Rakyat Indonesia Persero Tbk PT............   1,869,000        398,207
    Bank Tabungan Negara Persero Tbk PT.............  55,230,527      9,045,461
    Bank Tabungan Pensiunan Nasional Tbk PT.........      44,900         12,033
    Barito Pacific Tbk PT...........................  46,009,400      5,796,015
    Bekasi Fajar Industrial Estate Tbk PT...........  52,848,100        880,600
*   Benakat Integra Tbk PT.......................... 142,047,100        572,406
    BISI International Tbk PT.......................  13,394,400      1,616,821
    Blue Bird Tbk PT................................      58,800         10,724
    Bumi Serpong Damai Tbk PT.......................  71,681,200      6,729,092
*   Centratama Telekomunikasi Indonesia Tbk PT......   1,751,800         10,209
    Ciputra Development Tbk PT...................... 170,747,678     11,791,712
*   Clipan Finance Indonesia Tbk PT.................   2,995,500         59,700
*   Eagle High Plantations Tbk PT................... 111,235,400      1,576,378
    Elnusa Tbk PT...................................  51,940,700      1,281,248
*   Energi Mega Persada Tbk PT......................   8,241,101         87,504
    Erajaya Swasembada Tbk PT.......................  15,692,800      3,398,878
    Gajah Tunggal Tbk PT............................  16,976,300        783,868
*   Garuda Indonesia Persero Tbk PT.................  45,666,781        722,255
    Global Mediacom Tbk PT.......................... 103,819,600      3,243,725
*   Hanson International Tbk PT.....................  48,742,700        443,326
    Harum Energy Tbk PT.............................  12,128,900      2,442,587
    Hexindo Adiperkasa Tbk PT.......................     721,744        163,220
*   Holcim Indonesia Tbk PT.........................  26,017,400      1,398,683
    Indah Kiat Pulp & Paper Corp. Tbk PT............  35,364,200     47,129,246
    Indika Energy Tbk PT............................  12,286,000      3,073,169
    Indo Tambangraya Megah Tbk PT...................   3,388,500      6,696,851
    Indocement Tunggal Prakarsa Tbk PT..............     153,700        150,828
    Indofood Sukses Makmur Tbk PT...................  62,699,300     27,632,004
    Indomobil Sukses Internasional Tbk PT...........     405,200         80,986
*   Indo-Rama Synthetics Tbk PT.....................      78,600         36,513
*   Intiland Development Tbk PT.....................  96,785,100      2,227,475
    Japfa Comfeed Indonesia Tbk PT..................  47,132,750      7,031,160
    Jaya Real Property Tbk PT....................... 116,679,000      5,139,055
    Kawasan Industri Jababeka Tbk PT................ 293,721,656      4,489,149
    KMI Wire & Cable Tbk PT.........................   7,493,500        175,616
*   Krakatau Steel Persero Tbk PT...................   9,420,400        268,036

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES      VALUE>>
                                                       ----------- ------------
 INDONESIA -- (Continued)
 *   Lippo Cikarang Tbk PT............................   3,669,000 $    531,496
     Lippo Karawaci Tbk PT............................ 262,404,649    6,663,944
     Malindo Feedmill Tbk PT..........................     331,200       25,270
 *   Matahari Putra Prima Tbk PT......................   4,231,700       74,551
 *   Medco Energi Internasional Tbk PT................ 115,937,266    7,966,843
     Media Nusantara Citra Tbk PT.....................  10,778,800      737,719
     Metrodata Electronics Tbk PT.....................   1,823,650       92,297
     Mitra Pinasthika Mustika Tbk PT..................   1,984,700      132,342
 *   MNC Investama Tbk PT............................. 332,569,700    2,371,870
     Modernland Realty Tbk PT.........................  89,667,000    1,716,146
 *   Multipolar Tbk PT................................  65,539,400      522,719
 *   Nirvana Development Tbk PT.......................   1,000,000        6,229
     Nusantara Infrastructure Tbk PT.................. 171,119,700    2,446,063
     Pabrik Kertas Tjiwi Kimia Tbk PT.................   1,315,300    1,324,319
     Pan Brothers Tbk PT..............................  39,179,650    1,481,901
 *   Panin Financial Tbk PT........................... 203,836,500    2,886,107
 *   Panin Insurance Tbk PT...........................  28,847,600    2,029,973
     Perusahaan Perkebunan London Sumatra Indonesia
       Tbk PT.........................................  46,318,784    3,230,435
     PP Persero Tbk PT................................  29,034,300    4,193,706
     Puradelta Lestari Tbk PT.........................     259,200        2,246
     Ramayana Lestari Sentosa Tbk PT..................  33,600,900    3,276,644
     Salim Ivomas Pratama Tbk PT......................  46,818,600    1,552,815
     Sampoerna Agro PT................................  11,950,241    1,955,672
     Selamat Sempurna Tbk PT..........................  31,556,900    2,758,428
     Semen Baturaja Persero Tbk PT....................   8,766,200    1,958,347
     Semen Indonesia Persero Tbk PT...................  19,945,300   10,524,364
 *   Sentul City Tbk PT............................... 198,176,500    1,734,663
 *   Siloam International Hospitals Tbk PT............     545,000      118,127
     Sinar Mas Agro Resources & Technology Tbk PT.....   7,724,800    2,071,983
     Sri Rejeki Isman Tbk PT.......................... 126,718,200    3,006,447
     Summarecon Agung Tbk PT..........................  12,208,800      649,088
 *   Surya Esa Perkasa Tbk PT.........................   1,526,800       26,730
     Surya Semesta Internusa Tbk PT...................  47,739,500    1,923,388
 *   Tiga Pilar Sejahtera Food Tbk....................  41,727,122      486,141
     Timah Tbk PT.....................................  45,333,160    2,661,506
     Tiphone Mobile Indonesia Tbk PT..................   7,827,700      462,151
     Trias Sentosa Tbk PT.............................     336,500        9,344
 *   Truba Alam Manunggal Engineering PT.............. 129,244,500       44,814
     Tunas Baru Lampung Tbk PT........................  24,273,200    1,498,394
     Tunas Ridean Tbk PT..............................  34,967,000    2,910,390
     Ultrajaya Milk Industry & Trading Co. Tbk PT.....  22,403,000    2,011,509
     Unggul Indah Cahaya Tbk PT.......................     319,635       73,055
     United Tractors Tbk PT...........................  12,282,400   30,090,735
 *   Vale Indonesia Tbk PT............................  19,728,800    5,989,517
 *   Visi Media Asia Tbk PT...........................   2,555,100       35,440
     Waskita Beton Precast Tbk PT.....................  61,523,500    1,829,612
     Waskita Karya Persero Tbk PT.....................  15,111,400    2,225,718
     Wijaya Karya Beton Tbk PT........................  12,181,600      336,435
     Wijaya Karya Persero Tbk PT......................  30,974,000    3,335,079
 *   XL Axiata Tbk PT.................................  21,193,400    4,053,333
                                                                   ------------
 TOTAL INDONESIA......................................              462,452,354
                                                                   ------------
 MALAYSIA -- (2.9%)
     Aeon Co. M Bhd...................................     208,800      117,033
     AFFIN Bank Bhd...................................  10,536,550    6,661,544
     AirAsia Group Bhd................................  17,947,500   15,753,993
     Alliance Bank Malaysia Bhd.......................  15,404,600   15,239,102
     Allianz Malaysia Bhd.............................      32,500      100,435
     AMMB Holdings Bhd................................  20,147,362   19,953,476

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- -----------
  MALAYSIA -- (Continued)
  #   Ann Joo Resources Bhd............................  2,013,500 $   962,977
      APM Automotive Holdings Bhd......................    721,300     630,648
      Batu Kawan Bhd...................................  2,050,050   8,784,967
      Benalec Holdings Bhd.............................  6,111,200     436,624
  *   Berjaya Assets Bhd...............................    809,200      68,797
  *   Berjaya Corp. Bhd................................ 42,004,978   3,101,021
  *   Berjaya Land Bhd................................. 13,220,000     848,373
      BIMB Holdings Bhd................................    904,007     884,212
      Boustead Holdings Bhd............................ 12,378,991   7,251,406
      Boustead Plantations Bhd.........................  2,794,700     880,493
  *   Bumi Armada Bhd.................................. 29,247,800   5,143,850
      Cahya Mata Sarawak Bhd...........................    320,300     248,416
      Can-One Bhd......................................    401,400     242,166
  #   CB Industrial Product Holding Bhd................  1,722,100     533,745
      Chin Teck Plantations BHD........................    309,100     570,857
      CIMB Group Holdings Bhd.......................... 45,975,023  66,200,278
      CJ Century Logistics Holdings Bhd, Class B.......     71,300      12,036
  #   Coastal Contracts Bhd............................  3,280,400     936,558
      CSC Steel Holdings Bhd...........................  2,010,456     659,184
      Cypark Resources Bhd.............................    206,800     122,650
      Dagang NeXchange Bhd.............................    909,800      92,246
  *   Dayang Enterprise Holdings Bhd...................  2,480,000     433,373
      DRB-Hicom Bhd.................................... 10,460,600   5,731,073
      Eastern & Oriental Bhd........................... 10,581,680   3,989,095
  #*  Eco World Development Group Bhd..................  4,203,400   1,294,219
      Ekovest BHD......................................  7,185,800   1,338,079
      Engtex Group Bhd.................................    648,500     175,842
      Evergreen Fibreboard Bhd.........................  6,661,289     837,394
      FAR East Holdings BHD............................    403,800   1,212,083
  #   FGV Holdings Bhd................................. 19,405,000   8,278,865
      Gabungan AQRS Bhd................................  1,038,400     357,771
      Gadang Holdings Bhd..............................  4,159,600     768,884
  #   Gamuda Bhd.......................................  1,872,600   1,785,225
  #   Genting Bhd...................................... 24,402,500  52,570,555
  #   Genting Malaysia Bhd............................. 20,718,500  25,827,315
      Glomac Bhd.......................................  6,355,050     713,318
      GuocoLand Malaysia Bhd...........................  2,754,100     629,133
      HAP Seng Consolidated Bhd........................  4,024,282   9,715,059
      Hap Seng Plantations Holdings Bhd................  3,314,200   1,859,547
  #   Hengyuan Refining Co. Bhd........................    510,000     855,432
  #   HeveaBoard Bhd...................................  1,094,200     231,902
  *   Hiap Teck Venture Bhd............................  9,625,500     903,606
      Hong Leong Financial Group Bhd...................  2,837,334  12,632,286
      Hong Leong Industries Bhd........................    581,000   1,557,190
      Hua Yang Bhd.....................................  1,869,410     227,144
      I-Bhd............................................     84,900      11,196
  #   IGB Bhd..........................................  3,210,195   2,308,524
      IJM Corp. Bhd.................................... 34,692,318  16,751,346
  #   Insas Bhd........................................  7,075,700   1,568,248
  #   IOI Properties Group Bhd.........................  6,359,625   2,977,038
  *   Iris Corp. Bhd................................... 21,281,900     789,409
  #*  Iskandar Waterfront City Bhd.....................  2,217,200     429,189
  #*  JAKS Resources Bhd...............................  3,622,500     947,035
      Jaya Tiasa Holdings Bhd..........................  5,444,733     918,167
      JCY International Bhd............................  8,591,700     560,115
      Keck Seng Malaysia Bhd...........................  2,504,000   2,478,553
      Kenanga Investment Bank Bhd......................  2,123,487     397,856
  #   Kian JOO CAN Factory Bhd.........................  4,526,080   2,941,349
  #   Kimlun Corp. Bhd.................................    872,895     332,860

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- -----------
  MALAYSIA -- (Continued)
  #*  KNM Group Bhd.................................... 24,453,390 $ 1,204,587
      Kretam Holdings Bhd..............................  3,429,400     354,546
  #*  KSL Holdings Bhd.................................  8,219,051   1,800,617
      Kumpulan Fima BHD................................  1,960,700     829,104
  #   Kumpulan Perangsang Selangor Bhd.................  2,391,307   1,141,807
  *   Kwantas Corp. BHD................................    214,500      66,495
  *   Land & General Bhd............................... 34,051,620   1,678,833
  *   Landmarks Bhd....................................  2,119,208     378,334
      LBS Bina Group Bhd...............................  8,370,780   1,915,033
  #*  Lion Industries Corp. Bhd........................  3,076,300     635,228
      Magnum Bhd.......................................  5,821,000   3,150,413
      Mah Sing Group Bhd............................... 14,040,162   4,498,088
  #   Malayan Banking Bhd..............................  5,479,979  13,239,729
      Malayan Flour Mills Bhd..........................  3,267,850   1,031,251
  *   Malayan United Industries Bhd....................    403,500      18,892
      Malaysia Airports Holdings Bhd...................    950,654   2,166,168
      Malaysia Building Society Bhd.................... 12,131,436   3,343,075
      Malaysia Marine and Heavy Engineering Holdings
        Bhd............................................  2,477,000     478,283
  #*  Malaysian Bulk Carriers Bhd......................  4,598,325     684,862
      Malaysian Pacific Industries Bhd.................    272,475     720,894
  #   Malaysian Resources Corp. Bhd.................... 24,219,700   4,635,228
      Malton Bhd.......................................  4,504,200     737,818
      Matrix Concepts Holdings Bhd.....................    364,100     186,392
      MBM Resources BHD................................  2,625,103   1,550,381
  #*  Media Prima Bhd..................................  6,626,700     875,173
      Mega First Corp. Bhd.............................  1,698,100   1,478,491
      MISC Bhd......................................... 13,669,404  22,494,600
      Mitrajaya Holdings Bhd...........................    496,730      69,711
  *   MK Land Holdings Bhd.............................  2,422,300     139,753
      MKH Bhd..........................................  4,260,078   1,513,079
      MMC Corp. Bhd.................................... 11,618,380   4,204,164
  *   MNRB Holdings Bhd................................  2,329,150   1,126,133
  *   MPHB Capital Bhd.................................     53,100      17,284
      Muda Holdings Bhd................................    356,300     158,234
  *   Mudajaya Group Bhd...............................  4,184,700     593,505
      Muhibbah Engineering M Bhd.......................  4,342,400   3,249,199
  #*  Mulpha International Bhd.........................  2,063,860   1,068,210
  *   Naim Holdings Bhd................................  1,361,400     229,844
  #   Oriental Holdings BHD............................  3,381,979   5,234,395
  #   OSK Holdings Bhd................................. 11,770,806   2,923,961
      Pacific & Orient Bhd.............................    390,052     102,242
      Panasonic Manufacturing Malaysia Bhd.............    266,080   2,539,432
      Pantech Group Holdings Bhd.......................  4,446,309     580,630
      Paramount Corp. Bhd..............................  1,734,425     794,259
  #*  Parkson Holdings Bhd.............................  6,337,928     939,066
      Petron Malaysia Refining & Marketing Bhd.........     41,300      80,060
      PIE Industrial Bhd...............................     90,100      34,446
      PPB Group Bhd....................................  5,225,839  21,225,404
      Protasco Bhd.....................................  4,370,991     592,109
  #   RHB Bank Bhd.....................................  9,062,200  12,140,314
  #*  Rimbunan Sawit Bhd...............................  6,810,000     486,988
  *   Salcon Bhd.......................................    868,853      64,257
  #*  Sapura Energy Bhd................................ 41,938,100   6,250,696
  #   Sarawak Oil Palms Bhd............................    677,967     517,309
  *   Scomi Group Bhd..................................  1,500,750      38,564
      Selangor Dredging Bhd............................  1,352,800     269,539
      Selangor Properties Bhd..........................     75,300      77,761
      Shangri-La Hotels Malaysia Bhd...................    511,500     740,404
      SHL Consolidated Bhd.............................    331,800     207,638

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 MALAYSIA -- (Continued)
     Sime Darby Bhd...................................  7,355,000 $  4,574,202
 #   Sime Darby Property Bhd..........................    667,100      220,511
     SP Setia Bhd Group...............................  6,670,423    4,881,985
     Star Media Group Bhd.............................  1,710,000      513,819
 *   Sumatec Resources Bhd............................  2,855,100       28,215
 #   Sunway Bhd....................................... 16,127,671    6,074,629
     Supermax Corp. Bhd...............................  5,040,300    5,438,942
     Suria Capital Holdings Bhd.......................    824,400      339,472
     Symphony Life Bhd................................    633,824       93,689
     Ta Ann Holdings Bhd..............................  2,445,826    1,547,416
     TA Enterprise Bhd................................ 17,678,300    2,828,628
     TA Global Bhd.................................... 15,391,880    1,136,659
 #   Tan Chong Motor Holdings Bhd.....................  4,006,500    1,705,602
     TDM Bhd.......................................... 10,864,820      696,626
     TH Plantations Bhd...............................    900,500      155,156
     Thong Guan Industries Bhd........................    114,200       76,608
     TIME dotCom Bhd..................................  3,343,280    6,749,359
 #   Tiong NAM Logistics Holdings.....................  1,581,462      408,672
     Tropicana Corp. Bhd..............................  8,398,246    1,776,220
     TSH Resources Bhd................................     95,400       28,176
     Tune Protect Group Bhd...........................    287,000       66,455
     UEM Edgenta Bhd..................................  1,330,200      700,164
     UEM Sunrise Bhd.................................. 19,521,445    4,403,428
     UMW Holdings Bhd.................................    689,900    1,018,606
     Unisem M Bhd.....................................  5,554,100    3,583,254
     United Malacca Bhd...............................    960,500    1,441,560
     United Plantations Bhd...........................     32,800      217,753
     UOA Development Bhd..............................  8,501,000    5,018,969
 #*  Velesto Energy Bhd............................... 16,557,527    1,203,869
 *   Vivocom International Holdings Bhd...............  2,235,400       16,411
 *   Vizione Holdings Bhd.............................    911,900       30,358
 *   Wah Seong Corp. Bhd..............................  3,838,083    1,258,072
 #   WCT Holdings Bhd................................. 12,781,762    3,133,267
     WTK Holdings Bhd.................................  5,223,250      771,476
 #*  YNH Property Bhd.................................  6,621,225    2,222,686
     YTL Corp. Bhd.................................... 65,606,343   21,827,367
 *   YTL Land & Development Bhd.......................  1,520,500      170,406
                                                                  ------------
 TOTAL MALAYSIA.......................................             549,633,961
                                                                  ------------
 MEXICO -- (4.0%)
 #   Alfa S.A.B. de C.V., Class A..................... 33,596,975   45,750,760
     Alpek S.A.B. de C.V..............................  4,125,775    6,966,406
     Arca Continental S.A.B. de C.V...................    167,056    1,109,300
 *   Axtel S.A.B. de C.V..............................  4,548,920      939,670
     Banco del Bajio SA...............................    168,755      399,664
     Banco Santander Mexico SA Institucion de Banca
       Multiple Grupo Financiero......................
     Santand, ADR.....................................  1,848,434   15,452,908
     Banco Santander Mexico SA Institucion de Banca
       Multiple Grupo Financiero......................
     Santand, Class B.................................  4,993,822    8,421,393
     Becle S.A.B. de C.V..............................    204,050      284,435
 #*  Bio Pappel S.A.B. de C.V.........................    438,707      485,131
 *   Cemex S.A.B. de C.V., Sponsored ADR.............. 10,623,121   79,142,247
     Coca-Cola Femsa S.A.B. de C.V., Series L.........  1,106,840    6,924,524
 #   Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR....    108,685    6,791,726
     Consorcio ARA S.A.B. de C.V., Series *...........  9,277,426    3,444,610
 *   Corp Interamericana de Entretenimiento S.A.B. de
       C.V., Class B..................................  1,519,014    1,660,196
     Corp. Actinver S.A.B. de C.V.....................    105,133       75,024
     Credito Real S.A.B. de C.V. SOFOM ER.............  1,320,640    1,856,489
     Cydsa S.A.B. de C.V..............................      5,874       10,085

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 MEXICO -- (Continued)
 #   Dine S.A.B. de C.V...............................  1,027,267 $    625,584
     El Puerto de Liverpool S.A.B. de C.V.............    392,041    2,922,783
     Fomento Economico Mexicano S.A.B. de C.V.,
       Sponsored ADR..................................    993,334   97,485,799
 #   Gentera S.A.B. de C.V............................  1,331,512    1,437,406
 #*  Grupo Aeromexico S.A.B. de C.V...................  1,353,376    2,054,272
 #   Grupo Carso S.A.B. de C.V., Series A1............  6,317,457   26,303,318
     Grupo Cementos de Chihuahua S.A.B. de C.V........  2,340,857   15,088,042
     Grupo Comercial Chedraui S.A. de C.V.............  3,045,573    7,464,516
 #   Grupo Elektra S.A.B. de C.V......................    268,139   10,031,393
 #*  Grupo Famsa S.A.B. de C.V., Class A..............  2,627,842    1,762,446
 #   Grupo Financiero Banorte S.A.B. de C.V........... 18,105,384  126,286,702
 #   Grupo Financiero Inbursa S.A.B. de C.V........... 14,982,956   24,720,038
 *   Grupo Gigante S.A.B. de C.V., Series *...........    471,076    1,067,884
     Grupo Herdez S.A.B. de C.V., Series *............    977,438    2,104,053
     Grupo Industrial Saltillo S.A.B. de C.V..........  1,355,006    2,017,487
     Grupo KUO S.A.B. de C.V., Series B...............  2,034,528    5,021,437
 #   Grupo Lala S.A.B. de C.V.........................    645,892      687,210
 #   Grupo Mexico S.A.B. de C.V., Series B............ 39,258,944  123,583,708
 *   Grupo Pochteca S.A.B. de C.V.....................     67,810       26,742
     Grupo Posadas S.A.B. de C.V......................    328,713      722,233
 #   Grupo Rotoplas S.A.B. de C.V.....................     45,964       59,435
     Grupo Sanborns S.A.B. de C.V.....................  1,379,018    1,435,417
 #*  Grupo Simec S.A.B. de C.V., Series B.............  1,084,959    3,551,574
 *   Grupo Sports World S.A.B. de C.V.................    293,561      302,417
     Grupo Televisa S.A.B., Series CPO................    362,873    1,443,879
     Grupo Televisa S.A.B., Sponsored ADR.............    120,083    2,387,250
 #*  Hoteles City Express S.A.B. de C.V...............    124,148      161,066
     Industrias Bachoco S.A.B. de C.V., ADR...........     38,871    2,308,743
 #   Industrias Bachoco S.A.B. de C.V., Series B......  1,757,440    8,675,107
 #*  Industrias CH S.A.B. de C.V., Series B...........  1,933,278    9,003,690
 #   Industrias Penoles S.A.B. de C.V.................    189,930    3,220,232
 *   La Comer S.A.B. de C.V...........................  4,997,412    5,496,744
     Medica Sur S.A.B. de C.V., Series B..............      1,000        2,009
     Mexichem S.A.B. de C.V........................... 10,214,475   35,744,017
 #*  Minera Frisco S.A.B. de C.V......................  7,180,791    3,082,257
 #   Nemak S.A.B. de C.V..............................  2,690,588    2,218,848
     OHL Mexico S.A.B. de C.V.........................     16,593       23,673
 #   Organizacion Cultiba S.A.B. de C.V...............    170,021      136,836
 *   Organizacion Soriana S.A.B. de C.V., Class B..... 14,323,603   27,052,129
     Promotora y Operadora de Infraestructura S.A.B.
       de C.V.........................................    378,739    3,912,212
     Promotora y Operadora de Infraestructura S.A.B.
       de C.V.........................................      3,563       27,146
     Qualitas Controladora S.A.B. de C.V..............  1,235,291    3,308,647
     Rassini S.A.B. de C.V............................    115,462      422,379
     Rassini S.A.B. de C.V., Class A..................     29,277       61,263
 #   TV Azteca S.A.B. de C.V..........................  9,572,299    1,196,682
     Unifin Financiera S.A.B. de C.V. SOFOM ENR.......    180,045      500,110
     Vitro S.A.B. de C.V., Series A...................  1,504,492    4,723,093
                                                                  ------------
 TOTAL MEXICO.........................................             751,584,476
                                                                  ------------
 PHILIPPINES -- (1.0%)
     8990 Holdings, Inc...............................     88,000       12,385
     A Soriano Corp...................................  6,145,500      705,019
     ACR Mining Corp..................................    105,455        6,665
 *   Alliance Global Group, Inc....................... 36,652,306    8,235,807
     Alsons Consolidated Resources, Inc............... 19,581,000      428,667
 *   Apex Mining Co., Inc.............................    403,000       10,703
 *   Atlas Consolidated Mining & Development Corp.....  5,351,500      389,083
     Ayala Corp.......................................     12,090      228,007
     Bank of the Philippine Islands...................    267,683      494,872

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES      VALUE>>
                                                       ----------- ------------
 PHILIPPINES -- (Continued)
     BDO Unibank, Inc.................................  12,476,198 $ 31,053,472
     Belle Corp.......................................   2,758,000      166,844
     Cebu Air, Inc....................................   2,569,180    3,404,402
 *   CEMEX Holdings Philippines, Inc..................   3,512,000      204,402
     Century Properties Group, Inc....................  28,217,400      231,057
     China Banking Corp...............................     922,332      575,944
     Cosco Capital, Inc...............................  13,954,200    1,603,015
     DMCI Holdings, Inc...............................   1,985,800      441,567
 *   East West Banking Corp...........................   3,787,300    1,030,316
 *   EEI Corp.........................................   1,897,400      385,416
     Emperador, Inc...................................   1,258,100      172,444
 *   Empire East Land Holdings, Inc...................  24,178,000      269,785
 *   Energy Development Corp..........................   4,756,669      455,930
     Filinvest Development Corp.......................     142,800       19,057
     Filinvest Land, Inc.............................. 168,236,031    4,498,331
     First Philippine Holdings Corp...................   4,376,560    5,148,057
 *   Global Ferronickel Holdings, Inc.................   1,961,176       76,886
     GT Capital Holdings, Inc.........................     242,587    4,428,633
     Integrated Micro-Electronics, Inc................      60,900       16,091
     International Container Terminal Services, Inc...     265,920      445,857
     JG Summit Holdings, Inc..........................  11,734,940   12,383,007
     Lopez Holdings Corp..............................  33,760,800    2,409,316
     LT Group, Inc....................................  17,187,800    5,826,803
     Megaworld Corp................................... 127,248,200   11,131,056
     Metro Retail Stores Group, Inc...................   1,545,000       80,600
     Metropolitan Bank & Trust Co.....................   7,345,954   10,206,571
     Nickel Asia Corp.................................   7,724,500      632,821
     Pepsi-Cola Products Philippines, Inc.............   1,602,000       67,899
     Petron Corp......................................  20,884,500    3,491,350
     Philex Mining Corp...............................     751,000       62,629
 *   Philippine National Bank.........................   4,666,633    4,099,921
 *   Philippine National Construction Corp............     398,900        6,903
     Philippine Savings Bank..........................   1,203,823    2,009,489
     Phinma Energy Corp...............................  25,640,000      584,694
     Phoenix Petroleum Philippines, Inc...............   1,456,600      327,390
     Pilipinas Shell Petroleum Corp...................      59,430       63,032
     RFM Corp.........................................     976,000       84,537
     Rizal Commercial Banking Corp....................   6,264,706    3,536,674
     Robinsons Land Corp..............................  32,491,108   11,994,536
     Robinsons Retail Holdings, Inc...................     239,090      384,769
     San Miguel Corp..................................   6,593,946   17,296,158
     San Miguel Food and Beverage, Inc................     731,000      954,010
     Security Bank Corp...............................   1,936,544    7,402,293
 *   SSI Group, Inc...................................   2,648,000      102,783
     STI Education Systems Holdings, Inc..............  11,885,000      241,420
 *   Top Frontier Investment Holdings, Inc............     628,532    3,067,861
 *   Travellers International Hotel Group, Inc........   2,808,200      268,302
     Union Bank Of Philippines........................   4,413,349    7,032,754
     Vista Land & Lifescapes, Inc.....................  66,664,168    7,529,163
                                                                   ------------
 TOTAL PHILIPPINES....................................              178,417,455
                                                                   ------------
 POLAND -- (1.4%)
 *   Agora SA.........................................     540,256    1,537,051
 *   Alior Bank SA....................................     171,702    3,414,201
     Amica SA.........................................       3,902      133,061
     Asseco Poland SA.................................   1,110,009   14,011,365
     Bank Handlowy w Warszawie SA.....................      30,090      617,969
 *   Bank Millennium SA...............................   4,427,257   11,138,104
     Ciech SA.........................................     112,687    1,717,961

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 POLAND -- (Continued)
 *   Cyfrowy Polsat SA................................    416,922 $  2,711,292
 *   Enea SA..........................................  2,423,548    6,355,039
     Firma Oponiarska Debica SA.......................     67,689    2,652,008
 *   Getin Holding SA.................................  3,022,179      479,512
 *   Getin Noble Bank SA..............................  1,094,168      293,450
     Grupa Azoty SA...................................    220,111    2,512,239
     Grupa Kety SA....................................     52,482    4,604,048
     Grupa Lotos SA...................................  1,471,574   26,289,459
 *   Impexmetal SA....................................  3,619,930    4,252,389
     Kernel Holding SA................................    456,233    6,331,918
     KGHM Polska Miedz SA.............................  1,232,090   32,597,055
     LC Corp. SA......................................  1,199,107      803,902
 #*  Lubelski Wegiel Bogdanka SA......................     36,140      613,152
     mBank SA.........................................      6,716      786,122
 #   Netia SA.........................................  2,058,981    2,793,990
     Orbis SA.........................................    462,774   11,326,012
 *   PGE Polska Grupa Energetyczna SA.................  9,020,874   24,279,877
 #*  PKP Cargo SA.....................................     56,295      740,004
     Polski Koncern Naftowy Orlen S.A.................  2,493,613   63,240,602
 *   Powszechna Kasa Oszczednosci Bank Polski SA......  2,148,426   24,517,143
     Stalexport Autostrady SA.........................     35,535       33,248
     Stalprodukt SA...................................      1,975      266,599
 *   Tauron Polska Energia SA......................... 10,944,247    6,740,329
 #   Trakcja SA.......................................    512,608      609,312
 *   Vistula Group SA.................................     37,292       43,181
                                                                  ------------
 TOTAL POLAND.........................................             258,441,594
                                                                  ------------
 RUSSIA -- (2.0%)
 *   AFI Development P.L.C., GDR......................     16,827        3,196
     Etalon Group P.L.C., GDR.........................     71,983      201,552
     Gazprom PJSC, Sponsored ADR...................... 25,438,724  114,082,502
     Gazprom PJSC, Sponsored ADR......................     48,875      221,893
     Lukoil PJSC, Sponsored ADR(BYZF386)..............  1,600,191  114,413,657
     Lukoil PJSC, Sponsored ADR(BYZDW2900)............  1,526,223  109,477,900
     Magnitogorsk Iron & Steel Works PJSC, GDR........    658,541    6,353,706
     Rosneft Oil Co. PJSC, GDR........................  3,000,584   19,803,854
     RusHydro PJSC, ADR...............................  7,861,978    8,048,173
     VTB Bank PJSC, GDR...............................    953,824    1,487,965
                                                                  ------------
 TOTAL RUSSIA.........................................             374,094,398
                                                                  ------------
 SOUTH AFRICA -- (7.2%)
     Absa Group, Ltd..................................  7,309,742   95,229,331
 *   Adcorp Holdings, Ltd.............................    928,995    1,105,768
     AECI, Ltd........................................  1,713,430   13,781,545
     African Oxygen, Ltd..............................     63,047      136,098
 #*  African Phoenix Investments, Ltd................. 10,121,910      460,477
     African Rainbow Minerals, Ltd....................  1,688,326   14,569,239
     Alexander Forbes Group Holdings, Ltd.............  3,343,938    1,274,076
 *   Allied Electronics Corp., Ltd....................     69,207       82,244
     Alviva Holdings, Ltd.............................    936,463    1,332,215
 #   Anglo American Platinum, Ltd.....................    447,417   13,762,534
     AngloGold Ashanti, Ltd...........................  1,854,319   16,277,508
     AngloGold Ashanti, Ltd., Sponsored ADR...........  3,227,611   28,693,462
 #*  ArcelorMittal South Africa, Ltd..................  2,390,579      582,152
 *   Ascendis Health, Ltd.............................    120,162       93,272
     Aspen Pharmacare Holdings, Ltd...................    468,996    9,085,137
     Assore, Ltd......................................     79,178    1,650,179
 #*  Aveng, Ltd....................................... 85,419,618      581,697

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                       ---------- ------------
 SOUTH AFRICA -- (Continued)
     Barloworld, Ltd..................................  4,402,688 $ 42,376,099
     Blue Label Telecoms, Ltd.........................  3,106,950    2,176,941
 #*  Brait SE.........................................  2,567,253    8,398,795
     Caxton and CTP Publishers and Printers, Ltd......  3,089,885    2,525,430
     Clover Industries, Ltd...........................  1,507,768    1,874,541
 *   Consolidated Infrastructure Group, Ltd...........    703,402      170,516
     DataTec, Ltd.....................................  4,929,012    9,172,415
 #   DRDGOLD, Ltd.....................................  5,384,649    1,401,398
 *   enX Group, Ltd...................................    361,828      328,625
     EOH Holdings, Ltd................................    107,148      338,642
     Exxaro Resources, Ltd............................  2,503,520   24,668,402
     Gold Fields, Ltd.................................  2,701,277    9,913,008
 #   Gold Fields, Ltd., Sponsored ADR................. 12,931,225   48,362,782
 #*  Grindrod Shipping Holdings, Ltd..................    187,872    1,911,893
 #*  Grindrod, Ltd....................................  7,514,882    4,484,117
 *   Group Five, Ltd..................................  1,604,836      103,591
     Harmony Gold Mining Co., Ltd.....................  1,956,999    3,257,292
 #   Harmony Gold Mining Co., Ltd., Sponsored ADR.....    491,788      836,040
     Hudaco Industries, Ltd...........................    149,696    1,669,317
     Hulamin, Ltd.....................................  1,953,365      731,904
 #*  Impala Platinum Holdings, Ltd....................  5,228,472    7,766,097
     Imperial Holdings, Ltd...........................  2,207,724   35,795,737
 #   Investec, Ltd....................................  2,770,602   20,020,831
     Invicta Holdings, Ltd............................     82,427      208,730
     KAP Industrial Holdings, Ltd.....................  3,765,493    2,044,498
 #   Kumba Iron Ore, Ltd..............................    579,639   12,824,117
     Lewis Group, Ltd.................................  1,767,156    4,013,109
     Liberty Holdings, Ltd............................  1,721,995   15,065,857
     Life Healthcare Group Holdings, Ltd..............  2,257,163    4,116,419
     Merafe Resources, Ltd............................ 25,011,796    2,892,258
     Metair Investments, Ltd..........................  1,534,077    1,802,146
     MMI Holdings, Ltd................................ 17,679,587   22,812,194
     Mpact, Ltd.......................................  2,794,319    4,834,327
     MTN Group, Ltd................................... 20,223,032  175,927,365
     Murray & Roberts Holdings, Ltd...................  6,948,515    9,549,037
 *   Nampak, Ltd......................................  4,689,134    5,392,481
     Nedbank Group, Ltd...............................  2,209,764   45,728,189
     Novus Holdings, Ltd..............................    100,488       28,975
     Omnia Holdings, Ltd..............................    746,296    7,324,975
     Peregrine Holdings, Ltd..........................  1,327,034    2,101,113
 *   PPC, Ltd.........................................  6,200,625    3,004,898
     Raubex Group, Ltd................................  2,227,888    3,350,030
     RCL Foods, Ltd...................................    130,261      169,669
     Reunert, Ltd.....................................    891,161    5,535,543
     Rhodes Food Group Pty, Ltd.......................     41,180       58,010
 #*  Royal Bafokeng Platinum, Ltd.....................    469,845      866,860
     Sappi, Ltd.......................................  7,755,890   55,430,827
     Sasol, Ltd.......................................  3,884,351  153,072,644
 #   Sasol, Ltd., Sponsored ADR.......................  1,653,711   65,503,493
 #*  Sibanye Gold, Ltd................................  5,364,505    3,283,632
 #*  Sibanye Gold, Ltd., Sponsored ADR................  2,498,559    6,296,370
     Standard Bank Group, Ltd......................... 17,066,487  263,894,064
 #*  Steinhoff International Holdings NV.............. 23,998,309    4,519,342
 *   Super Group, Ltd.................................  4,836,479   12,768,550
     Telkom SA SOC, Ltd...............................  5,017,373   19,272,699
     Tongaat Hulett, Ltd..............................  1,558,340    9,986,504
     Trencor, Ltd.....................................  1,605,753    3,877,331
     Tsogo Sun Holdings, Ltd..........................  1,925,628    3,165,990

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                        SHARES      VALUE>>
                                                       --------- --------------
 SOUTH AFRICA -- (Continued)
     Wilson Bayly Holmes-Ovcon, Ltd...................   605,804 $    6,397,028
                                                                 --------------
 TOTAL SOUTH AFRICA...................................            1,364,100,621
                                                                 --------------
 SOUTH KOREA -- (16.1%)
 *   Ace Technologies Corp............................   148,073        690,899
     AJ Networks Co., Ltd.............................    17,798         83,678
 #*  AJ Rent A Car Co., Ltd...........................   193,393      1,978,457
 #*  Ajin Industrial Co., Ltd.........................    64,617        144,717
 #*  APS Holdings Corp................................    41,282        206,252
 #   Asia Cement Co., Ltd.............................    19,344      2,346,101
 #   ASIA Holdings Co., Ltd...........................    14,578      1,635,555
 #   Asia Paper Manufacturing Co., Ltd................    67,604      2,046,798
 *   Asiana Airlines, Inc............................. 1,194,370      4,564,180
 #   AUK Corp.........................................   358,407        792,943
 #   Austem Co., Ltd..................................   268,376      1,089,120
     Autech Corp......................................     4,402         49,313
 *   Avaco Co., Ltd...................................    12,655         81,265
     Baiksan Co., Ltd.................................     8,620         46,163
     BGF Co., Ltd.....................................   104,788        892,015
     Bixolon Co., Ltd.................................     3,199         17,702
 #   Bluecom Co., Ltd.................................    78,495        347,117
     BNK Financial Group, Inc......................... 3,061,367     24,549,920
 *   Bohae Brewery Co., Ltd...........................    49,668         37,755
 #   Bookook Securities Co., Ltd......................    32,673        699,345
 *   Bubang Co., Ltd..................................    15,835         41,385
     Busan City Gas Co., Ltd..........................     1,208         39,325
 #   BYC Co., Ltd.....................................       752        173,129
     Byucksan Corp....................................   282,424        824,141
 #   Capro Corp.......................................   122,412        680,674
     Castec Korea Co., Ltd............................     6,799         32,755
 *   Chemtronics Co., Ltd.............................     2,758         16,767
     Chinyang Holdings Corp...........................   111,008        258,167
 #   Chokwang Paint, Ltd..............................    75,208        537,147
     Chongkundang Holdings Corp.......................    10,257        595,674
 #   Chosun Refractories Co., Ltd.....................     9,716        735,135
     CJ Corp..........................................    41,845      5,260,034
     CJ Hello Co., Ltd................................   376,291      3,071,124
     CKD Bio Corp.....................................    27,552        476,205
     Cosmax BTI, Inc..................................    20,454        536,491
 #   CROWNHAITAI Holdings Co., Ltd....................    37,481        477,921
     Cuckoo Holdings Co., Ltd.........................     1,214        174,243
 #   Dae Dong Industrial Co., Ltd.....................   175,157      1,158,224
     Dae Han Flour Mills Co., Ltd.....................    14,919      2,376,039
 #   Dae Hyun Co., Ltd................................   338,986        777,463
 #   Dae Won Kang Up Co., Ltd.........................   273,168      1,008,883
 #*  Dae Young Packaging Co., Ltd.....................   812,054        602,131
 #   Daechang Co., Ltd................................   656,070        638,382
     Daechang Forging Co., Ltd........................     3,535        142,947
     Daeduck Electronics Co...........................   398,980      3,037,962
     Daeduck GDS Co., Ltd.............................   279,690      3,362,424
 #   Daegu Department Store...........................    71,060        631,328
 #   Daehan Steel Co., Ltd............................   196,115      1,348,964
 #   Dae-II Corp......................................    87,114        480,585
     Daekyo Co., Ltd..................................   184,455      1,224,073
     Daelim B&Co Co., Ltd.............................    17,858         83,520
 #   Daelim C&S Co., Ltd..............................    11,698        130,009
     Daelim Industrial Co., Ltd.......................   298,128     20,918,361
     Daesang Corp.....................................   250,436      5,513,768
     Daesang Holdings Co., Ltd........................   175,793      1,311,154

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- -----------
  SOUTH KOREA -- (Continued)
  #   Daesung Holdings Co., Ltd........................    42,463 $   271,275
      Daewon San Up Co., Ltd...........................    51,421     308,639
  *   Daewoo Engineering & Construction Co., Ltd.......   717,478   3,649,620
  #*  Daewoo Shipbuilding & Marine Engineering Co., Ltd   324,485   7,661,944
  *   Dahaam E-Tec Co., Ltd............................     3,535      85,006
      Daishin Securities Co., Ltd......................   545,344   5,719,748
  #   Daou Data Corp...................................    70,062     712,684
  #   Daou Technology, Inc.............................   405,892   8,618,429
  #*  Dasan Networks, Inc..............................   104,840     652,785
  #   Dayou Automotive Seat Technology Co., Ltd........   117,031     109,476
  *   Dayou Plus Co., Ltd..............................    51,812      51,343
      DB Financial Investment Co., Ltd.................   408,332   1,432,282
      DB Insurance Co., Ltd............................    51,972   2,997,395
  #*  DB, Inc..........................................   496,039     384,104
      DCM Corp.........................................     5,497      61,475
      Development Advance Solution Co., Ltd............     9,508      69,196
      DGB Financial Group, Inc......................... 1,806,576  15,124,633
  #   Display Tech Co., Ltd............................    43,544     151,383
      DMS Co., Ltd.....................................     4,843      29,025
      Dong A Eltek Co., Ltd............................    28,194     241,470
  *   Dong Ah Tire & Rubber Co., Ltd...................     5,165      60,300
      Dong-A Socio Holdings Co., Ltd...................     5,512     476,371
  #   Dong-Ah Geological Engineering Co., Ltd..........    84,391   1,212,383
  #   Dongbang Transport Logistics Co., Ltd............   302,271     482,925
  *   Dongbu Corp......................................    12,070      99,225
      Dong-II Corp.....................................    17,778     888,926
  #   Dongil Industries Co., Ltd.......................    19,900   1,148,575
  #*  Dongkook Industrial Co., Ltd.....................   661,873     649,693
      Dongkuk Industries Co., Ltd......................   429,695   1,221,399
  #   Dongkuk Steel Mill Co., Ltd......................   997,740   6,855,186
      DONGSUNG Corp....................................   221,292   1,187,974
  #   Dongwha Enterprise Co., Ltd......................     8,555     225,912
      Dongwha Pharm Co., Ltd...........................    39,120     387,921
      Dongwon Development Co., Ltd.....................   418,777   1,482,674
      Dongwon Industries Co., Ltd......................     1,010     287,460
  #   Dongwoo Farm To Table Co., Ltd...................    14,971      47,996
  #   Dongyang E&P, Inc................................    37,218     341,283
  *   Doosan Bobcat, Inc...............................    50,749   1,512,019
      Doosan Corp......................................    83,407   7,765,480
  #*  Doosan Heavy Industries & Construction Co.,......
      Ltd..............................................   779,132  10,510,091
  #*  Doosan Infracore Co., Ltd........................ 1,980,558  17,887,208
  #   DRB Holding Co., Ltd.............................   114,810     694,934
  #   DTR Automotive Corp..............................    49,635   1,496,230
      DY Corp..........................................   202,430     949,927
  #   Eagon Industrial, Ltd............................    77,991     828,860
  #   Easy Bio, Inc....................................   333,714   2,281,645
  #*  Elentec Co., Ltd.................................   167,314     457,770
      e-LITECOM Co., Ltd...............................    87,616     459,651
      E-MART, Inc......................................   215,370  42,104,189
      ENF Technology Co., Ltd..........................    36,071     453,755
      Eugene Corp......................................   629,152   3,830,952
  #*  Eugene Investment & Securities Co., Ltd.......... 1,113,895   2,898,998
  *   Eusu Holdings Co., Ltd...........................    67,665     344,722
  #   EVERDIGM Corp....................................    34,627     267,333
  #*  FarmStory Co., Ltd...............................   599,972     716,211
  #   Feelux Co., Ltd..................................    36,504     398,076
  #*  Fine Technix Co., Ltd............................   223,276     480,328
  #   Fursys, Inc......................................    28,479     766,254
  #   Gaon Cable Co., Ltd..............................    28,266     557,019

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES     VALUE>>
                                                         --------- ------------
 SOUTH KOREA -- (Continued)
 *   Global Display Co., Ltd............................    32,534 $     25,739
 #   GMB Korea Corp.....................................    77,523      494,347
 #   Golfzon Newdin Holdings Co., Ltd...................   284,287    1,079,480
 #   GS Engineering & Construction Corp.................   463,545   18,844,668
 #   GS Global Corp.....................................   672,899    1,994,552
     GS Holdings Corp...................................   714,906   34,407,013
     GS Home Shopping, Inc..............................     2,626      467,339
 #   Gwangju Shinsegae Co., Ltd.........................     6,299    1,166,301
 #   Halla Corp.........................................   159,934      761,220
     Halla Holdings Corp................................   118,273    4,894,366
 #   Han Kuk Carbon Co., Ltd............................   231,961    1,162,684
     Hana Financial Group, Inc.......................... 3,250,704  130,703,079
 #*  Hana Micron, Inc...................................   169,872      732,319
     Handsome Co., Ltd..................................   146,627    4,951,870
 #   Hanil Cement Co., Ltd..............................    44,523    5,711,393
 #*  Hanjin Heavy Industries & Construction Co., Ltd....   571,915    1,432,490
 *   Hanjin Heavy Industries & Construction Holdings
       Co., Ltd.........................................   179,841      638,862
     Hanjin Kal Corp....................................   388,211    6,411,789
     Hanjin Transportation Co., Ltd.....................   127,829    2,649,003
     Hankook Tire Co., Ltd..............................   320,031   12,702,483
 #   Hankuk Glass Industries, Inc.......................    17,640      850,087
 #   Hankuk Paper Manufacturing Co., Ltd................    38,692      740,442
 #   HanmiGlobal Co., Ltd...............................    13,645      130,118
     Hansae MK Co., Ltd.................................     1,959       14,990
     Hansae Yes24 Holdings Co., Ltd.....................    14,626       99,351
     Hanshin Construction...............................    63,489    1,147,569
 #   Hansol Holdings Co., Ltd...........................   514,389    2,187,585
 #   Hansol HomeDeco Co., Ltd...........................   964,171    1,374,574
     Hansol Paper Co., Ltd..............................   191,141    3,140,418
 *   Hansol Technics Co., Ltd...........................    31,543      286,551
 #*  Hanwha Aerospace Co., Ltd..........................   290,497    5,859,564
     Hanwha Chemical Corp............................... 1,695,322   32,152,756
     Hanwha Corp........................................   708,306   20,384,175
 *   Hanwha Galleria Timeworld Co., Ltd.................     3,263       89,702
     Hanwha General Insurance Co., Ltd..................   497,952    2,958,849
 #*  Hanwha Investment & Securities Co., Ltd............ 1,127,632    2,565,333
     Hanwha Life Insurance Co., Ltd..................... 3,383,390   15,643,151
 #   Hanyang Securities Co., Ltd........................    97,444      646,915
 #*  Harim Co., Ltd.....................................   149,084      414,078
 *   HDC Hyundai Development Co-Engineering &
       Construction, Class E............................    88,153    4,531,148
     HDC Hyundai Engineering Plastics Co., Ltd..........    98,833      527,352
 #*  Heung-A Shipping Co., Ltd.......................... 2,197,266    1,109,636
 *   Heungkuk Fire & Marine Insurance Co., Ltd..........    85,207      471,163
     Hite Jinro Co., Ltd................................    45,496      740,332
     Hitejinro Holdings Co., Ltd........................   120,661      910,792
 #   HS R&A Co., Ltd....................................   488,828      909,308
 *   HSD Engine Co., Ltd................................    81,532      282,941
 #*  Humax Co., Ltd.....................................   182,229    1,245,416
     Husteel Co., Ltd...................................     3,903       48,159
 #   Huvis Corp.........................................   135,728    1,078,469
 #   Hwa Shin Co., Ltd..................................   247,915      758,621
 #   Hwacheon Machine Tool Co., Ltd.....................    14,514      675,868
 #   Hwangkum Steel & Technology Co., Ltd...............   103,102    1,005,190
     HwaSung Industrial Co., Ltd........................   109,587    1,361,510
 #   Hy-Lok Corp........................................    40,098      878,470
 *   Hyosung Advanced Materials Corp....................     3,047      462,978
 *   Hyosung Chemical Corp..............................     2,169      326,729
 #   Hyosung Corp.......................................     9,383      374,276
 *   Hyosung Heavy Industries Corp......................     6,343      299,961

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
  #*  Hyosung TNC Co., Ltd.............................     2,944 $    585,553
  #   Hyundai BNG Steel Co., Ltd.......................   143,240    1,406,912
  *   Hyundai Construction Equipment Co., Ltd..........    16,342    1,948,888
  #   Hyundai Corp Holdings, Inc.......................    17,401      421,752
  #   Hyundai Corp.....................................    64,266    1,873,906
      Hyundai Department Store Co., Ltd................   188,446   16,605,498
      Hyundai Development Co-Engineering & Construction    63,089    1,500,503
  #*  Hyundai Electric & Energy System Co., Ltd........    10,484      602,774
      Hyundai Engineering & Construction Co., Ltd......   980,331   51,525,172
      Hyundai Greenfood Co., Ltd.......................   361,897    4,386,471
  *   Hyundai Heavy Industries Co., Ltd................   232,398   22,202,357
  *   Hyundai Heavy Industries Holdings Co., Ltd.......   122,525   36,841,755
      Hyundai Home Shopping Network Corp...............    43,455    4,275,727
      Hyundai Hy Communications & Networks Co., Ltd....   381,781    1,416,280
  #*  Hyundai Mipo Dockyard Co., Ltd...................   116,451    9,764,964
      Hyundai Mobis Co., Ltd...........................   578,401  117,904,519
      Hyundai Motor Co................................. 1,325,866  153,658,943
  #   Hyundai Motor Securities Co., Ltd................   224,622    1,936,334
      Hyundai Steel Co................................. 1,130,085   54,464,297
  #   Hyundai Wia Corp.................................   207,777    8,762,535
  #   Iljin Electric Co., Ltd..........................   239,602      973,712
  *   Iljin Holdings Co., Ltd..........................    19,443       81,671
  #   Ilshin Spinning Co., Ltd.........................    17,863    1,725,560
  #   Ilsung Pharmaceuticals Co., Ltd..................     9,407      861,866
      iMarketKorea, Inc................................   125,509      789,824
      Industrial Bank of Korea......................... 2,809,519   39,360,651
  #   Intergis Co., Ltd................................    49,180      130,201
      Interpark Holdings Corp..........................   470,150    1,141,479
      INTOPS Co., Ltd..................................   181,917    1,478,199
  #   Inzi Controls Co., Ltd...........................   122,085      596,797
  #   INZI Display Co., Ltd............................   244,705      354,460
      IS Dongseo Co., Ltd..............................    46,328    1,168,273
  #   ISU Chemical Co., Ltd............................   151,000    1,508,225
  #   IsuPetasys Co., Ltd..............................   361,536    1,186,001
      Jahwa Electronics Co., Ltd.......................    45,120      567,119
      JASTECH, Ltd.....................................    13,102      108,733
      JB Financial Group Co., Ltd...................... 1,253,985    6,671,361
  #   Kangnam Jevisco Co., Ltd.........................    41,716      963,193
  #   KAON Media Co., Ltd..............................    24,400      181,396
      KB Financial Group, Inc..........................   648,289   31,158,995
  #   KB Financial Group, Inc., ADR.................... 2,897,601  139,809,248
  #*  KB Metal Co., Ltd................................    33,213       73,550
      KC Co., Ltd......................................     3,233       48,592
      KC Green Holdings Co., Ltd.......................    68,858      268,763
      KCC Corp.........................................    51,928   15,742,959
      KCC Engineering & Construction Co., Ltd..........    30,139      230,803
  #   KEC Corp.........................................   973,189    1,088,879
  #   Keyang Electric Machinery Co., Ltd...............   239,450      920,248
  #   KG Chemical Corp.................................    81,219    2,110,272
  #   KG Eco Technology Service Co., Ltd...............   301,386    1,021,735
  #   KGMobilians Co., Ltd.............................    79,935      572,622
  #*  KH Vatec Co., Ltd................................   153,792    1,460,944
      Kia Motors Corp.................................. 2,339,274   66,319,873
      KISCO Corp.......................................   336,460    1,926,483
  #   KISCO Holdings Co., Ltd..........................    63,245      653,518
  #   Kishin Corp......................................   107,298      383,815
      KISWIRE, Ltd.....................................    94,457    2,363,852
  #*  KleanNara Co., Ltd...............................   110,992      387,162
  *   KMH Co., Ltd.....................................    80,481      509,147

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- -----------
  SOUTH KOREA -- (Continued)
      Kodaco Co., Ltd..................................    94,858 $   228,974
  #   Kolon Corp.......................................    16,200     594,465
      Kolon Global Corp................................    23,192     173,220
  #   Kolon Industries, Inc............................   252,202  13,828,493
  #   Komelon Corp.....................................    33,167     250,081
  #   Kook Soon Dang Brewery Co., Ltd..................   112,565     569,124
  #   Korea Alcohol Industrial Co., Ltd................   115,730     896,921
      Korea Asset In Trust Co., Ltd....................    41,478     204,747
      Korea Autoglass Corp.............................     4,790      51,904
      Korea Cast Iron Pipe Industries Co., Ltd.........    16,138     144,508
  #*  Korea Circuit Co., Ltd...........................   147,260     952,840
      Korea Electric Terminal Co., Ltd.................    14,919     613,987
      Korea Export Packaging Industrial Co., Ltd.......     5,290      98,405
  #*  Korea Flange Co., Ltd............................   333,243     495,853
      Korea Investment Holdings Co., Ltd...............   435,091  27,874,247
  *   Korea Line Corp..................................    64,850   1,323,355
      Korea Petrochemical Ind Co., Ltd.................     9,605   2,150,202
      Korea Real Estate Investment & Trust Co., Ltd....   105,541     271,489
      Korean Air Lines Co., Ltd........................   451,513  11,824,146
      Korean Reinsurance Co............................ 1,055,590  10,425,854
  #   Kortek Corp......................................   127,952   1,992,685
  #   KPX Chemical Co., Ltd............................    20,126   1,185,774
  #   KSS LINE, Ltd....................................   118,988     798,572
      KT Skylife Co., Ltd..............................    74,186     869,448
      KT Submarine Co., Ltd............................    22,384      85,736
  #*  KTB Investment & Securities Co., Ltd.............   640,410   2,090,262
      KTCS Corp........................................   293,732     571,502
      Ktis Corp........................................   116,851     281,453
      Kukdo Chemical Co., Ltd..........................    50,066   2,671,339
      Kukdong Oil & Chemicals Co., Ltd.................    26,930      82,625
  #*  Kumho Electric Co., Ltd..........................    44,601     287,316
      Kumho Industrial Co., Ltd........................    12,566     117,678
  #*  Kumho Tire Co., Inc..............................   682,680   3,823,047
      Kumkang Kind Co., Ltd............................    11,165     243,929
      Kwang Dong Pharmaceutical Co., Ltd...............    32,278     216,766
      Kwangju Bank Co., Ltd............................   237,356   2,337,394
  #*  Kyeryong Construction Industrial Co., Ltd........    41,398     820,883
      Kyobo Securities Co., Ltd........................   269,047   2,237,856
  #   Kyungbang Co., Ltd...............................   145,334   1,657,867
      Kyungchang Industrial Co., Ltd...................    17,961      30,905
  #   Kyung-In Synthetic Corp..........................   120,253     591,625
  #   LEADCORP, Inc. (The).............................   163,684     821,204
      Lee Ku Industrial Co., Ltd.......................    79,592     136,648
      LF Corp..........................................   302,324   7,441,100
      LG Corp..........................................   736,147  49,623,485
  #   LG Display Co., Ltd., ADR........................ 4,048,932  37,978,982
  #   LG Display Co., Ltd.............................. 1,493,377  28,311,704
      LG Electronics, Inc.............................. 1,469,865  98,522,005
      LG Hausys, Ltd...................................    69,045   4,156,260
      LG International Corp............................   328,061   6,931,742
      LG Uplus Corp.................................... 2,115,637  29,126,426
  #   LMS Co., Ltd.....................................    47,891     295,457
      Lotte Chemical Corp..............................    38,840  12,508,878
      Lotte Chilsung Beverage Co., Ltd.................       277     346,634
      Lotte Confectionery Co., Ltd.....................        54       7,575
      LOTTE Fine Chemical Co., Ltd.....................    69,997   3,860,400
      Lotte Food Co., Ltd..............................     1,329   1,051,359
      LOTTE Himart Co., Ltd............................   100,627   6,949,474
  #   Lotte Non-Life Insurance Co., Ltd................   625,917   1,502,022

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
      Lotte Shopping Co., Ltd..........................    99,870 $ 18,417,933
      LS Corp..........................................   191,625   12,874,137
  #*  Lumens Co., Ltd..................................   440,737    1,456,395
      LVMC Holdings....................................   162,310      565,812
      Maeil Holdings Co., Ltd..........................     7,545       98,216
  #   MegaStudy Co., Ltd...............................    25,776      344,533
      MegaStudyEdu Co., Ltd............................         1          118
  *   Melfas, Inc......................................    10,068       31,671
      Meritz Financial Group, Inc......................    86,264      965,832
      Meritz Securities Co., Ltd....................... 1,984,418    6,282,798
      Mi Chang Oil Industrial Co., Ltd.................     6,317      454,067
      Mirae Asset Daewoo Co., Ltd...................... 2,846,186   20,794,763
      Mirae Asset Life Insurance Co., Ltd..............   590,788    2,861,890
  #   MK Electron Co., Ltd.............................   206,303    1,790,796
  #*  MNTech Co., Ltd..................................   245,637      867,704
      Mobase Co., Ltd..................................   129,174      532,081
  #   Moorim P&P Co., Ltd..............................   329,441    2,377,745
  #   Moorim Paper Co., Ltd............................   222,084      616,832
  #   Motonic Corp.....................................    98,260      792,089
  #   Muhak Co., Ltd...................................    45,052      610,515
  #*  Namsun Aluminum Co., Ltd.........................   704,816      696,125
      Namyang Dairy Products Co., Ltd..................     4,193    2,404,104
  *   Neowiz...........................................    33,577      526,276
  #*  NEOWIZ HOLDINGS Corp.............................    76,012      973,452
  #   Nexen Corp.......................................   238,586    1,302,246
  #   Nexen Tire Corp..................................   209,203    2,010,029
      NH Investment & Securities Co., Ltd.............. 1,270,375   14,822,276
  *   NHN Entertainment Corp...........................    89,316    5,026,780
  #   Nong Shim Holdings Co., Ltd......................    25,007    2,181,833
      NongShim Co., Ltd................................    25,540    6,717,764
  #   NOROO Paint & Coatings Co., Ltd..................   104,866    1,031,918
  #   NPC..............................................   116,690      452,523
      NS Shopping Co., Ltd.............................    24,085      270,358
  #   OCI Co., Ltd.....................................   206,418   18,324,662
  #   Opto Device Technology Co., Ltd..................    53,063      299,162
      Orion Holdings Corp..............................    30,508      618,163
      Paik Kwang Industrial Co., Ltd...................    38,590      105,392
  #*  Pan Ocean Co., Ltd............................... 1,695,419    7,820,560
      Pang Rim Co., Ltd................................     3,201       65,013
  *   Pan-Pacific Co., Ltd.............................    13,996       35,699
  #*  PaperCorea, Inc..................................    52,808       58,402
  #   Poongsan Corp....................................   323,678    9,487,514
  #   Poongsan Holdings Corp...........................    60,583    2,303,236
  #   POSCO, Sponsored ADR............................. 1,487,744  109,126,022
      POSCO............................................   609,801  179,473,779
  #   POSCO Coated & Color Steel Co., Ltd..............    32,979      659,026
  #   Posco Daewoo Corp................................   488,752    8,395,352
  *   Power Logics Co., Ltd............................   324,381    1,327,857
  #   PS TEC Co., Ltd..................................    17,225       86,302
  #   Pyeong Hwa Automotive Co., Ltd...................   149,814    1,254,343
  #   RFTech Co., Ltd..................................   195,968      795,698
      S&S Tech Corp....................................     3,073       10,999
  #*  S&T Dynamics Co., Ltd............................   306,722    1,758,429
  #   S&T Holdings Co., Ltd............................   119,356    1,350,755
      S&T Motiv Co., Ltd...............................    69,544    2,103,265
  #   Sajo Industries Co., Ltd.........................    36,634    1,990,027
  #   Sam Young Electronics Co., Ltd...................   149,231    1,929,530
  #   Sambo Motors Co., Ltd............................    37,312      269,235
  #   Samho Development Co., Ltd.......................   182,987      819,335

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
  *   Samho International Co., Ltd.....................     5,198 $     63,821
  #   SAMHWA Paints Industrial Co., Ltd................    93,183      647,600
  #   Samick Musical Instruments Co., Ltd..............   517,662      994,674
  #   Samji Electronics Co., Ltd.......................   106,216    1,174,103
  #*  Samjin LND Co., Ltd..............................    92,054      190,532
  #   Samkee Automotive Co., Ltd.......................   104,071      284,142
      Samkwang Glass Co., Ltd..........................     3,085      109,132
      Sammok S-Form Co., Ltd...........................     5,762       71,982
  #   SAMPYO Cement Co., Ltd...........................   128,950      482,080
      Samsung C&T Corp.................................   182,069   20,141,009
      Samsung Card Co., Ltd............................   273,692    8,668,389
      Samsung Fire & Marine Insurance Co., Ltd.........    53,985   13,183,538
  *   Samsung Heavy Industries Co., Ltd................ 3,609,474   20,968,532
      Samsung Life Insurance Co., Ltd..................   647,276   55,727,025
      Samsung SDI Co., Ltd.............................   300,800   61,800,542
      Samsung Securities Co., Ltd......................   594,939   17,350,751
      SAMT Co., Ltd....................................   135,677      220,318
  #   Samyang Corp.....................................    30,194    2,113,539
      Samyang Holdings Corp............................    54,757    5,583,901
      Samyang Tongsang Co., Ltd........................    21,786      813,984
  #   SAVEZONE I&C Corp................................    90,870      338,123
  *   SBS Media Holdings Co., Ltd......................   488,064      995,952
      Seah Besteel Corp................................   217,933    4,188,400
  #   SeAH Holdings Corp...............................    12,963    1,531,369
  #   SeAH Steel Corp..................................    52,811    3,254,899
      Sebang Co., Ltd..................................   153,120    1,658,026
      Sebang Global Battery Co., Ltd...................    88,552    2,517,331
      Sebo Manufacturing Engineer Corp.................    18,474      222,016
  #   Sejong Industrial Co., Ltd.......................   121,648      780,054
  #*  Sejoong Co., Ltd.................................    74,223      221,172
  #*  Sekonix Co., Ltd.................................    54,116      379,694
  #   S-Energy Co., Ltd................................    34,888      224,029
  #   Seohan Co., Ltd..................................   259,159      494,014
  #   Seohee Construction Co., Ltd..................... 1,964,856    2,989,535
      SEOWONINTECH Co., Ltd............................    13,483       65,910
  #   Seoyon Co., Ltd..................................   131,812      568,548
      Seoyon E-Hwa Co., Ltd............................    39,548      232,915
      Sewon Precision Industry Co., Ltd................     3,019       27,795
  *   SFA Semicon Co., Ltd.............................    66,240      115,636
  *   SG Corp..........................................    59,208       43,005
  #*  SG&G Corp........................................   291,585      631,691
      Shindaeyang Paper Co., Ltd.......................     5,518      361,702
      Shinhan Financial Group Co., Ltd................. 3,253,477  126,915,860
  #   Shinhan Financial Group Co., Ltd., ADR........... 1,451,468   56,926,574
  #   Shinsegae Engineering & Construction Co., Ltd....     8,641      264,866
  #   Shinsegae Information & Communication Co., Ltd...    13,042    1,275,392
      Shinsegae, Inc...................................   103,763   30,792,789
  #*  Shinsung Tongsang Co., Ltd.......................   881,967      812,780
  #*  Shinwha Intertek Corp............................   125,015      233,609
  #*  Shinwon Corp.....................................   181,086      317,488
      Shinyoung Securities Co., Ltd....................    45,109    2,339,019
  #*  Signetics Corp...................................   784,046      843,381
  #   Silla Co., Ltd...................................    69,160      872,343
      SIMMTECH Co., Ltd................................    54,597      428,692
  #   SIMMTECH HOLDINGS Co., Ltd.......................     3,959        7,170
  #   SIMPAC, Inc......................................    78,235      204,174
      Sindoh Co., Ltd..................................    58,289    2,640,843
      SJM Co., Ltd.....................................    11,075       36,951
  #   SK Discovery Co., Ltd............................   305,421    9,054,571

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES     VALUE>>
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
  #   SK Gas, Ltd......................................    58,518 $  4,509,355
      SK Innovation Co., Ltd...........................   835,521  148,393,910
      SK Networks Co., Ltd............................. 1,836,089    7,729,812
  #*  SK Securities Co., Ltd........................... 2,262,158    2,341,246
      SKC Co., Ltd.....................................   318,066   12,213,306
      SL Corp..........................................   202,250    3,698,249
  #   Ssangyong Cement Industrial Co., Ltd............. 1,345,560    6,335,564
  #*  Ssangyong Motor Co...............................   277,068    1,161,221
  #   Sun Kwang Co., Ltd...............................    29,230      517,305
  #*  Sunchang Corp....................................    54,825      325,292
  #   Sung Kwang Bend Co., Ltd.........................   156,885    1,466,772
  *   Sungchang Enterprise Holdings, Ltd...............   326,002      767,450
      Sungdo Engineering & Construction Co., Ltd.......   148,317      874,174
  #*  Sungshin Cement Co., Ltd.........................   274,430    2,307,791
      Sungwoo Hitech Co., Ltd..........................   738,360    3,010,943
  *   Sunjin Co., Ltd..................................     4,533       56,208
  #   Tae Kyung Industrial Co., Ltd....................   126,238      843,048
      Taekwang Industrial Co., Ltd.....................     5,203    6,809,957
  #*  Taewoong Co., Ltd................................   117,534    1,661,543
  #   Taeyoung Engineering & Construction Co., Ltd.....   547,753    7,119,280
      Tailim Packaging Co., Ltd........................    51,288      147,596
  #*  TBH Global Co., Ltd..............................   197,666      926,093
  #   Tera Semicon Co., Ltd............................    24,063      363,400
  #*  Thinkware Systems Corp...........................    85,996      666,596
  #*  TK Chemical Corp.................................   589,088    1,238,830
      TK Corp..........................................   115,733    1,168,865
  #   Tong Yang Moolsan Co., Ltd.......................   300,253      536,756
      Tongyang Life Insurance Co., Ltd.................   579,917    3,843,485
      Tongyang pile, Inc...............................    11,171       43,340
      Tongyang, Inc....................................   358,717      616,944
  #   Top Engineering Co., Ltd.........................   140,570      783,463
      Tovis Co., Ltd...................................   147,486    1,088,880
  #   TS Corp..........................................    69,753    1,467,120
  #*  Ubiquoss Holdings, Inc...........................    98,752      476,373
      UIL Co., Ltd.....................................    82,914      421,081
  #   Uju Electronics Co., Ltd.........................    61,425      535,673
      Unid Co., Ltd....................................    76,362    3,276,195
      Uniquest Corp....................................    16,606      121,067
  #   Visang Education, Inc............................    52,293      435,126
  #*  WillBes & Co. (The)..............................   769,724      986,279
  *   Wiscom Co., Ltd..................................    32,980       91,084
  *   Wonik Holdings Co., Ltd..........................   347,928    1,748,988
  *   Woongjin Co., Ltd................................   243,455      593,770
  *   Woongjin Energy Co., Ltd.........................    33,320       95,346
      Woongjin Thinkbig Co., Ltd.......................   134,536      710,386
      Woori Bank....................................... 3,807,032   57,543,017
      Woori Bank, Sponsored ADR........................     7,135      327,568
  #*  Woorison F&G Co., Ltd............................    99,387      192,257
  #   Wooshin Systems Co., Ltd.........................    26,128      208,202
  #   WooSung Feed Co., Ltd............................   255,261      690,314
  #   Y G-1 Co., Ltd...................................    27,100      376,514
      Yong Pyong Resort Co., Ltd.......................   104,152      636,354
  #   Yoosung Enterprise Co., Ltd......................   197,921      537,843
  #   YooSung T&S Co., Ltd.............................   196,580      602,186
  #   Youlchon Chemical Co., Ltd.......................   125,065    1,908,439
  #   Young Poong Corp.................................     3,737    2,546,013
  #   Young Poong Precision Corp.......................   130,166      934,821
      Youngone Corp....................................    33,964      917,482
  #   Youngone Holdings Co., Ltd.......................    13,274      637,907

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                        SHARES      VALUE>>
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
*   Yuanta Securities Korea Co., Ltd.................    587,905 $    1,923,850
    YuHwa Securities Co., Ltd........................     29,804        382,391
    Zeus Co., Ltd....................................     65,251        990,688
                                                                 --------------
TOTAL SOUTH KOREA....................................             3,042,363,561
                                                                 --------------
TAIWAN -- (16.6%)
#   Ability Enterprise Co., Ltd......................  2,942,330      1,597,670
    AcBel Polytech, Inc..............................  1,454,000        927,564
#   Acer, Inc........................................ 26,086,109     21,378,889
#   ACES Electronic Co., Ltd.........................  1,323,000        923,414
*   Acon Holding, Inc................................  2,183,000        466,938
    A-DATA Technology Co., Ltd.......................    213,000        376,505
    Advanced International Multitech Co., Ltd........    411,000        485,401
#   Advanced Optoelectronic Technology, Inc..........    331,000        287,540
    Advancetek Enterprise Co., Ltd...................    130,639         83,045
#*  AGV Products Corp................................  5,884,211      1,560,337
#   AimCore Technology Co., Ltd......................    762,223        521,323
    Airmate Cayman International Co., Ltd............     26,000         16,936
#   Alcor Micro Corp.................................    522,000        306,442
#   Allis Electric Co., Ltd..........................  1,250,000        648,604
#   Alpha Networks, Inc..............................  4,590,313      3,185,555
#   Altek Corp.......................................  3,036,365      3,984,181
    Ambassador Hotel (The)...........................  1,249,000        914,222
    Ampire Co., Ltd..................................    426,000        274,409
#   AMPOC Far-East Co., Ltd..........................  1,402,000      1,150,269
#   AmTRAN Technology Co., Ltd....................... 10,964,956      4,697,430
#   Apacer Technology, Inc...........................    384,210        470,107
#   APCB, Inc........................................  1,973,000      1,530,647
#*  Apex International Co., Ltd......................  1,635,263      1,711,611
    Apex Medical Corp................................     28,000         24,453
    Apex Science & Engineering.......................    211,536         64,493
    Arcadyan Technology Corp.........................  1,941,675      4,641,888
    Ardentec Corp....................................  3,101,058      3,874,394
#   Asia Cement Corp................................. 22,151,589     29,587,217
*   Asia Pacific Telecom Co., Ltd....................  8,189,000      2,129,617
#   Asia Plastic Recycling Holding, Ltd..............  3,035,048        899,640
#   Asia Polymer Corp................................  5,269,830      2,938,333
#   Asia Vital Components Co., Ltd...................  4,751,984      4,498,435
#   ASROCK, Inc......................................    113,000        253,061
    Asustek Computer, Inc............................  3,935,000     33,921,250
    AU Optronics Corp., Sponsored ADR................  9,082,789     40,145,927
#   AU Optronics Corp................................ 51,158,812     22,141,067
#   Audix Corp.......................................  1,226,332      1,519,197
#   Avermedia Technologies...........................  2,331,000        987,881
*   Avision, Inc.....................................  1,540,555        329,925
    AVY Precision Technology, Inc....................    759,959      1,285,557
#   Bank of Kaohsiung Co., Ltd.......................  6,129,617      1,892,043
#*  BenQ Materials Corp..............................  1,013,000        633,004
#   BES Engineering Corp............................. 19,640,443      5,242,647
    Bin Chuan Enterprise Co., Ltd....................     87,000         68,134
#*  Biostar Microtech International Corp.............  2,187,055      1,184,893
#   Bright Led Electronics Corp......................  1,495,000        740,836
#   C Sun Manufacturing, Ltd.........................    530,837        485,793
    Cameo Communications, Inc........................  2,551,197        643,885
    Capital Securities Corp.......................... 25,424,447      9,353,552
    Career Technology MFG. Co., Ltd..................  1,814,192      3,247,664
*   Carnival Industrial Corp.........................  4,823,000        818,523
#   Casetek Holdings, Ltd............................  2,088,933      4,863,970
#   Cathay Chemical Works............................    812,000        476,779

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES      VALUE>>
                                                       ----------- ------------
 TAIWAN -- (Continued)
     Cathay Financial Holding Co., Ltd................  66,372,000 $114,464,944
 #   Cathay Real Estate Development Co., Ltd..........   8,273,694    4,584,487
     CCP Contact Probes Co., Ltd......................       9,000        7,551
 #   Celxpert Energy Corp.............................     332,000      405,705
 #   Central Reinsurance Co., Ltd.....................   1,876,366    1,171,330
     Chain Chon Industrial Co., Ltd...................     767,000      282,714
 #   ChainQui Construction Development Co., Ltd.......     861,173      981,814
 *   Champion Building Materials Co., Ltd.............   5,028,828    1,253,212
 #   Chang Hwa Commercial Bank, Ltd...................  79,049,383   46,783,227
     Chang Wah Electromaterials, Inc..................      38,800      156,797
     CHC Healthcare Group.............................     501,000      517,127
     Chen Full International Co., Ltd.................      47,000       65,860
 #   Cheng Loong Corp.................................  12,654,659    7,143,305
 #*  Cheng Mei Materials Technology Corp..............   2,619,000      908,528
     Cheng Uei Precision Industry Co., Ltd............   6,546,635    7,099,600
 #   Chenming Mold Industry Corp......................     522,000      288,852
 #   Chia Chang Co., Ltd..............................   1,567,000    1,352,819
 #   Chia Hsin Cement Corp............................   5,454,191    2,630,961
     Chien Kuo Construction Co., Ltd..................   3,974,247    1,456,062
 *   China Airlines, Ltd..............................  45,165,353   14,622,284
     China Bills Finance Corp.........................   3,105,000    1,388,855
     China Chemical & Pharmaceutical Co., Ltd.........   3,458,264    2,232,517
     China Development Financial Holding Corp......... 115,402,734   42,273,547
 #*  China Electric Manufacturing Corp................   4,019,200    1,308,619
 #   China General Plastics Corp......................     532,037      505,369
 #   China Glaze Co., Ltd.............................   1,714,799      753,826
     China Life Insurance Co., Ltd....................  14,256,085   15,101,218
 *   China Man-Made Fiber Corp........................  13,030,303    4,497,608
     China Metal Products.............................   4,099,969    4,109,954
     China Motor Corp.................................   5,701,749    4,929,406
 *   China Petrochemical Development Corp.............  28,311,397   13,071,389
     China Steel Corp................................. 120,287,320   98,331,957
 #   China Steel Structure Co., Ltd...................   1,078,219      992,896
     China Synthetic Rubber Corp......................   7,740,233   12,166,305
 #   China Wire & Cable Co., Ltd......................   1,431,600    1,193,020
 #   Chinese Maritime Transport, Ltd..................   1,371,270    1,358,808
 #   Chin-Poon Industrial Co., Ltd....................   3,032,815    3,776,423
     Chipbond Technology Corp.........................     487,000    1,049,912
 #*  ChipMOS Techinologies, Inc., ADR.................      43,714      637,350
 #   ChipMOS Techinologies, Inc.......................   1,713,229    1,256,512
 #   Chun YU Works & Co., Ltd.........................   3,196,000    1,927,157
 #   Chun Yuan Steel..................................   6,093,287    2,159,592
 #   Chung Hsin Electric & Machinery Manufacturing
       Corp...........................................   5,544,250    3,925,288
 *   Chung Hung Steel Corp............................   5,917,000    2,759,868
 #   Chung Hwa Pulp Corp..............................   6,099,353    2,076,469
 *   Chunghwa Picture Tubes, Ltd......................  51,746,412    3,374,409
     Chyang Sheng Dyeing & Finishing Co., Ltd.........     154,000       88,305
     Clevo Co.........................................   1,405,000    1,607,547
 #*  CMC Magnetics Corp...............................  25,901,621    6,759,927
 #*  CoAsia Microelectronics Corp.....................     421,797      176,659
 #   Coland Holdings, Ltd.............................     116,000      135,395
     Collins Co., Ltd.................................   1,872,224      651,350
     Compal Electronics, Inc..........................  60,724,332   37,785,207
 *   Concord Securities Co., Ltd......................   2,008,000      524,995
 #   Continental Holdings Corp........................   5,759,540    2,478,910
 #*  Contrel Technology Co., Ltd......................     749,000      466,783
     Coretronic Corp..................................   6,556,800   10,239,201
 #   Coxon Precise Industrial Co., Ltd................   1,777,000    1,447,097
     Creative Sensor, Inc.............................     503,000      379,537

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES      VALUE>>
                                                       ----------- ------------
 TAIWAN -- (Continued)
 *   CSBC Corp. Taiwan................................   2,292,259 $  3,081,319
     CTBC Financial Holding Co., Ltd.................. 158,763,073  107,719,459
     CviLux Corp......................................     116,000       95,615
     CX Technology Co., Ltd...........................      42,162       43,713
     Cyberlink Corp...................................      35,000       86,794
 #   CyberTAN Technology, Inc.........................     969,000      562,458
 #   DA CIN Construction Co., Ltd.....................   2,293,579    1,679,345
 *   Danen Technology Corp............................     816,000      133,876
     Darfon Electronics Corp..........................   1,279,950    2,303,674
 #   Darwin Precisions Corp...........................   5,086,635    4,798,626
 #   Delpha Construction Co., Ltd.....................   1,580,015      818,740
 #   Depo Auto Parts Ind Co., Ltd.....................     327,000      836,957
 #   Dimerco Express Corp.............................     188,000      125,953
     D-Link Corp......................................   8,684,552    3,943,834
 #*  Dynamic Electronics Co., Ltd.....................   4,248,324    1,255,566
     Dynapack International Technology Corp...........     657,000      837,387
     E.Sun Financial Holding Co., Ltd.................  94,722,938   66,106,577
 #*  Edimax Technology Co., Ltd.......................   2,965,902      913,492
 #*  Edison Opto Corp.................................   1,362,000      802,372
 #   Edom Technology Co., Ltd.........................     849,046      471,601
     Elite Semiconductor Memory Technology, Inc.......     576,000      722,063
 #*  Elitegroup Computer Systems Co., Ltd.............   4,952,395    2,701,822
     Emerging Display Technologies Corp...............      45,000       13,629
     ENG Electric Co., Ltd............................   1,329,997      187,155
 #   EnTie Commercial Bank Co., Ltd...................   2,326,232    1,144,751
 *   Epileds Technologies, Inc........................     338,000      251,754
 #*  Epistar Corp.....................................  12,038,869   14,935,128
 #   Eson Precision Ind. Co., Ltd.....................     640,000      768,468
 #   Eternal Materials Co., Ltd.......................   1,746,513    1,564,646
 *   E-Ton Solar Tech Co., Ltd........................   3,546,443      537,240
     Eva Airways Corp.................................  20,856,174   10,303,658
 #   Everest Textile Co., Ltd.........................   3,778,802    1,598,456
     Evergreen International Storage & Transport Corp.   8,312,000    3,614,185
 *   Evergreen Marine Corp. Taiwan, Ltd...............  23,973,998   10,871,535
     Everlight Chemical Industrial Corp...............     505,950      302,753
 #   Everlight Electronics Co., Ltd...................   2,614,000    3,444,876
 #   Excelsior Medical Co., Ltd.......................   1,328,726    2,179,715
 #   EZconn Corp......................................     185,000      217,577
     Far Eastern Department Stores, Ltd...............  10,623,445    6,165,011
     Far Eastern International Bank...................  30,361,089   10,269,350
     Far Eastern New Century Corp.....................  26,613,528   28,419,219
 #*  Farglory F T Z Investment Holding Co., Ltd.......   1,093,000      607,317
     Farglory Land Development Co., Ltd...............   3,590,264    3,667,171
 #*  Federal Corp.....................................   6,672,160    2,663,565
 #*  First Copper Technology Co., Ltd.................   2,403,750      829,821
     First Financial Holding Co., Ltd................. 116,812,158   80,351,777
 #   First Hotel......................................   1,722,157      836,023
 #   First Insurance Co., Ltd. (The)..................   3,713,064    1,650,152
 #*  First Steamship Co., Ltd.........................   9,048,360    3,554,326
 #   FocalTech Systems Co., Ltd.......................     874,000      717,233
     Forest Water Environment Engineering Co., Ltd....       8,000       18,084
 #   Formosa Advanced Technologies Co., Ltd...........   2,188,000    2,537,992
 #   Formosa Laboratories, Inc........................     883,156    1,507,550
     Formosa Taffeta Co., Ltd.........................   7,820,511    8,286,604
     Formosan Rubber Group, Inc.......................   5,174,957    2,376,243
 #   Formosan Union Chemical..........................   3,240,572    2,023,180
     Fortune Electric Co., Ltd........................     466,000      339,101
 #   Founding Construction & Development Co., Ltd.....   3,325,418    1,810,640
 #   Foxconn Technology Co., Ltd......................   8,167,142   20,298,039

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                          SHARES     VALUE>>
                                                        ---------- ------------
 TAIWAN -- (Continued)
 #   Foxlink Image Technology Co., Ltd.................  1,510,000 $  1,100,744
 #   Froch Enterprise Co., Ltd.........................  2,358,734    1,093,539
 #   FSP Technology, Inc...............................  1,903,292    1,438,075
     Fubon Financial Holding Co., Ltd.................. 90,689,471  150,457,728
     Fulgent Sun International Holding Co., Ltd........     67,922      116,142
     Fullerton Technology Co., Ltd.....................  1,499,200    1,092,760
 #   Fulltech Fiber Glass Corp.........................  5,249,690    3,168,290
     Fwusow Industry Co., Ltd..........................  2,691,119    1,615,009
 #   G Shank Enterprise Co., Ltd.......................  2,144,902    1,873,291
 #   Gemtek Technology Corp............................  4,854,962    4,276,471
 *   Genesis Photonics, Inc............................    542,810       55,180
     Getac Technology Corp.............................  2,455,065    3,749,779
 #   Giantplus Technology Co., Ltd.....................  3,555,100    1,570,464
 #   Gigabyte Technology Co., Ltd......................  3,570,287    7,187,514
 #*  Gigastorage Corp..................................  4,647,600    1,443,969
 #*  Gintech Energy Corp...............................  7,370,044    3,159,487
 #   Global Brands Manufacture, Ltd....................  4,065,951    2,104,059
 #   Global Lighting Technologies, Inc.................  1,051,000    1,305,755
     Global Mixed Mode Technology, Inc.................     73,000      151,168
     Globe Union Industrial Corp.......................  3,136,625    1,702,979
     Gloria Material Technology Corp...................  7,238,116    4,091,820
 #*  Gold Circuit Electronics, Ltd.....................  6,281,965    2,013,495
 #*  Goldsun Building Materials Co., Ltd............... 16,498,261    5,342,397
 #   Good Will Instrument Co., Ltd.....................    552,746      430,194
     Grand Fortune Securities Co., Ltd.................    752,000      275,813
 #   Grand Ocean Retail Group, Ltd.....................    644,000      657,142
 #   Grand Pacific Petrochemical....................... 12,974,000   12,146,770
     Great China Metal Industry........................    902,000      760,696
     Great Wall Enterprise Co., Ltd....................  6,317,597    8,212,986
 #*  Green Energy Technology, Inc......................  3,699,880    1,556,272
 #   Green Seal Holding, Ltd...........................    845,000      749,506
 #   GTM Holdings Corp.................................  1,950,900    1,163,650
 #   Hannstar Board Corp...............................  4,499,635    4,246,527
 #   HannStar Display Corp............................. 40,927,435   11,983,545
 *   HannsTouch Solution, Inc..........................  3,227,481      907,574
     Hanpin Electron Co., Ltd..........................    286,000      315,167
 #*  Harvatek Corp.....................................  1,990,553    1,179,562
 #   Hey Song Corp.....................................  2,920,500    2,939,754
     Highwealth Construction Corp......................  1,429,000    2,210,322
 #   Hiroca Holdings, Ltd..............................    965,000    3,081,764
 *   HiTi Digital, Inc.................................    127,000       36,710
     Hitron Technology, Inc............................  2,134,885    1,462,705
 #*  Ho Tung Chemical Corp............................. 12,061,475    3,314,883
 *   Hocheng Corp......................................  3,817,300    1,137,485
     Hold-Key Electric Wire & Cable Co., Ltd...........    118,124       35,148
     Holy Stone Enterprise Co., Ltd....................  1,516,055   10,676,754
     Hon Hai Precision Industry Co., Ltd............... 46,671,240  128,018,216
 #   Hong Pu Real Estate Development Co., Ltd..........  2,958,655    2,078,491
 #   Hong TAI Electric Industrial......................  2,620,000      904,173
 #   Hong YI Fiber Industry Co.........................    759,000      470,297
 *   Horizon Securities Co., Ltd.......................  5,185,000    1,185,625
 #   Hsin Kuang Steel Co., Ltd.........................  2,338,124    2,923,673
 #   Hsing TA Cement Co................................  1,718,542      893,256
 #*  HTC Corp..........................................  5,785,000   10,208,124
 #*  HUA ENG Wire & Cable Co., Ltd.....................  4,944,035    1,738,504
     Hua Nan Financial Holdings Co., Ltd............... 62,344,363   37,390,745
     Huaku Development Co., Ltd........................  2,563,000    5,477,272
 #   Huang Hsiang Construction Corp....................  1,195,000    1,091,155
 #   Hung Ching Development & Construction Co., Ltd....  1,635,468    1,665,929

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                         SHARES      VALUE>>
                                                       ----------- -----------
 TAIWAN -- (Continued)
     Hung Sheng Construction, Ltd.....................   4,133,892 $ 5,461,803
 #   Huxen Corp.......................................     268,281     379,945
     Hwa Fong Rubber Industrial Co., Ltd..............     265,000     128,505
 *   Hwacom Systems, Inc..............................     333,000     147,014
 #*  Ichia Technologies, Inc..........................   2,065,260   1,122,160
 #*  I-Chiun Precision Industry Co., Ltd..............   2,628,000   1,087,288
     Ideal Bike Corp..................................      93,254      32,310
     Infortrend Technology, Inc.......................   1,104,000     440,180
 #   Innolux Corp..................................... 150,377,544  56,636,253
 #   Inpaq Technology Co., Ltd........................     357,000     452,473
 #   Inventec Corp....................................  31,534,277  25,233,866
     ITE Technology, Inc..............................   1,908,479   2,195,507
     Jarllytec Co., Ltd...............................     557,000     905,392
     Jentech Precision Industrial Co., Ltd............      38,000      87,908
     Jess-Link Products Co., Ltd......................   1,110,500     978,786
 #   Jih Sun Financial Holdings Co., Ltd..............  10,233,814   3,237,135
 #   Jinli Group Holdings, Ltd........................   1,720,856   1,267,341
     Johnson Health Tech Co., Ltd.....................     150,000     163,010
     K Laser Technology, Inc..........................   1,894,601     907,492
 #   Kaulin Manufacturing Co., Ltd....................   1,961,656   1,271,099
 #   KEE TAI Properties Co., Ltd......................   1,968,000     691,550
 #   Kenmec Mechanical Engineering Co., Ltd...........   1,954,000     683,021
 #   Kindom Construction Corp.........................   5,044,000   3,689,609
     King Chou Marine Technology Co., Ltd.............     243,100     291,377
 #   King Yuan Electronics Co., Ltd...................  16,246,805  14,040,521
 #   King's Town Bank Co., Ltd........................  11,404,012  12,010,166
 #*  King's Town Construction Co., Ltd................     169,380     123,440
 #   Kinko Optical Co., Ltd...........................   1,755,000   2,027,984
 #   Kinpo Electronics................................  19,025,375   6,314,189
 #   Kinsus Interconnect Technology Corp..............   2,806,000   5,054,184
 #   KNH Enterprise Co., Ltd..........................   1,687,078     667,619
 #   Kung Sing Engineering Corp.......................   3,317,000     988,273
 *   Kuo Toong International Co., Ltd.................   1,048,160     736,088
 #*  Kuoyang Construction Co., Ltd....................   5,939,840   2,533,634
 #   Kwong Fong Industries Corp.......................   1,463,649     775,044
 #*  KYE Systems Corp.................................   3,157,909   1,162,231
 #   L&K Engineering Co., Ltd.........................   2,117,000   2,260,261
 #*  LAN FA Textile...................................   2,812,713     782,771
     LCY Chemical Corp................................   2,593,000   4,368,884
 #   Leader Electronics, Inc..........................   1,966,056     539,556
 #*  Lealea Enterprise Co., Ltd.......................   9,692,941   3,161,050
 #   Ledtech Electronics Corp.........................     660,000     222,554
     LEE CHI Enterprises Co., Ltd.....................   3,001,900   1,001,082
 *   Leofoo Development Co., Ltd......................   4,703,908     973,576
 #*  LES Enphants Co., Ltd............................     877,000     356,270
 #*  Lextar Electronics Corp..........................   4,551,000   3,073,090
 #*  Li Peng Enterprise Co., Ltd......................   8,078,381   2,112,710
 #   Lien Hwa Industrial Corp.........................   7,926,904  10,236,773
 #   Lingsen Precision Industries, Ltd................   5,531,480   2,062,046
 #   Lite-On Semiconductor Corp.......................   2,776,729   3,628,669
 #   Lite-On Technology Corp..........................  29,594,738  38,894,459
     Long Bon International Co., Ltd..................   1,442,000     681,075
 #   Long Chen Paper Co., Ltd.........................   8,939,971   7,866,146
 #   Longwell Co......................................     530,000     766,473
 #*  Lucky Cement Corp................................   3,182,000     826,497
 #*  LuxNet Corp......................................     341,888     287,557
 #*  Macronix International...........................  20,290,677  28,294,240
     Masterlink Securities Corp.......................  15,832,489   5,406,082
 #   Mayer Steel Pipe Corp............................   2,046,456     926,810

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                                         SHARES      VALUE>>
                                                       ----------- -----------
 TAIWAN -- (Continued)
     Maywufa Co., Ltd.................................     252,070 $   112,429
     Mega Financial Holding Co., Ltd.................. 112,008,796  99,777,351
     Mercuries & Associates Holding, Ltd..............   3,234,736   2,686,506
 *   Mercuries Life Insurance Co., Ltd................   9,938,468   5,555,418
 #   MIN AIK Technology Co., Ltd......................   1,446,600     911,357
     Mitac Holdings Corp..............................   8,139,754   9,023,731
 #*  Mosel Vitelic, Inc...............................     263,067     335,199
 #*  Motech Industries, Inc...........................   6,094,658   2,652,736
 #   MPI Corp.........................................     112,000     227,254
     Nan Ren Lake Leisure Amusement Co., Ltd..........   1,652,000     421,350
 #   Nan Ya Printed Circuit Board Corp................   3,428,000   3,039,251
     Nantex Industry Co., Ltd.........................   1,319,209   1,235,533
 #*  Neo Solar Power Corp.............................   5,692,056   1,872,192
     New Asia Construction & Development Corp.........   1,810,304     378,731
 #   New Era Electronics Co., Ltd.....................     203,000     112,106
 #   Nien Hsing Textile Co., Ltd......................   1,916,061   1,453,080
 #   Nishoku Technology, Inc..........................     330,000     761,372
     O-Bank Co., Ltd..................................     778,000     209,480
 *   Ocean Plastics Co., Ltd..........................     265,000     232,033
 *   Optimax Technology Corp..........................     499,597      57,386
     OptoTech Corp....................................     777,387     673,526
 *   Orient Semiconductor Electronics, Ltd............   2,349,000     795,220
 #   Pacific Construction Co..........................   2,487,452     951,217
 #   Pan-International Industrial Corp................   5,645,444   3,851,674
 #*  Paragon Technologies Co., Ltd....................     817,191     618,426
 #   Pegatron Corp....................................  27,444,998  61,141,058
 #*  Phihong Technology Co., Ltd......................   3,918,882   1,357,712
     Plastron Precision Co., Ltd......................      33,536      17,547
     Pou Chen Corp....................................  18,398,550  20,239,035
     Powertech Industrial Co., Ltd....................     124,000      61,207
 #*  President Securities Corp........................  12,629,324   5,801,723
 *   Prime Electronics & Satellitics, Inc.............     406,000     102,873
     Prince Housing & Development Corp................   7,121,018   2,560,134
     Promate Electronic Co., Ltd......................     157,000     142,142
 *   Promise Technology, Inc..........................     909,000     268,096
     P-Two Industries, Inc............................     110,000      75,695
 #   Qisda Corp.......................................  24,868,171  18,569,665
 #   Qualipoly Chemical Corp..........................     290,593     298,426
 #   Quanta Storage, Inc..............................   2,424,000   2,084,717
 #   Quintain Steel Co., Ltd..........................   3,687,473   1,132,421
 #   Radiant Opto-Electronics Corp....................   4,893,000  10,347,379
 *   Radium Life Tech Co., Ltd........................   8,933,124   3,944,848
 #   Rich Development Co., Ltd........................   7,252,054   2,418,947
 *   Ritek Corp.......................................  21,187,669  10,195,873
 #   Rotam Global Agrosciences, Ltd...................     415,693     323,036
 #*  Ruentex Development Co., Ltd.....................   6,040,200   6,714,194
 #   Ruentex Industries, Ltd..........................     583,000   1,118,088
     Sampo Corp.......................................   5,651,925   2,530,203
     San Fang Chemical Industry Co., Ltd..............      23,000      21,148
     San Far Property, Ltd............................     234,000     109,836
     Sanyang Motor Co., Ltd...........................   2,721,624   1,872,319
     SCI Pharmtech, Inc...............................      70,000     156,646
     Sesoda Corp......................................   1,687,713   1,534,168
     Shan-Loong Transportation Co., Ltd...............     344,000     350,767
 #   Sheng Yu Steel Co., Ltd..........................   1,821,000   1,431,754
 #   ShenMao Technology, Inc..........................   1,149,000     813,140
 #   Shih Her Technologies, Inc.......................     411,000     431,718
 *   Shih Wei Navigation Co., Ltd.....................   3,492,288     866,681
 #   Shihlin Electric & Engineering Corp..............   4,496,000   5,890,642

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                                          SHARES     VALUE>>
                                                        ---------- -----------
  TAIWAN -- (Continued)
  #   Shin Kong Financial Holding Co., Ltd............. 77,101,430 $29,289,444
  #   Shin Zu Shing Co., Ltd...........................  1,789,000   5,232,765
  *   Shining Building Business Co., Ltd...............    294,945     122,672
  #   Shinkong Insurance Co., Ltd......................  3,128,412   3,565,319
      Shinkong Synthetic Fibers Corp................... 18,021,754   7,806,708
  #   Shuttle, Inc.....................................  4,367,015   2,077,368
      Sigurd Microelectronics Corp.....................  5,178,047   6,231,877
  #*  Silicon Integrated Systems Corp..................  4,978,808   1,981,767
  #*  Silitech Technology Corp.........................    824,803     415,251
      Simplo Technology Co., Ltd.......................    473,000   2,749,289
      Sincere Navigation Corp..........................  4,571,740   2,407,370
  #   Sinher Technology, Inc...........................    188,000     319,266
  #   Sinon Corp.......................................  5,544,877   3,189,935
      SinoPac Financial Holdings Co., Ltd.............. 95,907,133  36,074,099
      Sinphar Pharmaceutical Co., Ltd..................    162,000     114,028
      Sirtec International Co., Ltd....................    471,000     394,402
  #   Siward Crystal Technology Co., Ltd...............  2,327,875   1,630,753
  *   Solar Applied Materials Technology Co............  1,613,438   1,124,776
  #*  Solartech Energy Corp............................  4,352,165   1,574,978
  #   Solomon Technology Corp..........................    667,000     501,426
      Solteam Electronics Co., Ltd.....................     39,390      48,664
      Southeast Cement Co., Ltd........................  3,108,700   1,412,576
  #   Spirox Corp......................................    505,563     445,287
      Stark Technology, Inc............................  1,418,160   1,847,753
      Sunko INK Co., Ltd...............................     76,000      24,979
  #   Sunplus Technology Co., Ltd......................  7,149,620   3,464,555
      Sunrex Technology Corp...........................  1,573,949     983,906
  #   Sunspring Metal Corp.............................    667,000     772,128
      Supreme Electronics Co., Ltd.....................  4,212,441   4,764,431
      Sweeten Real Estate Development Co., Ltd.........  1,206,925     838,312
      Synnex Technology International Corp.............  5,999,550   8,574,541
      Sysage Technology Co., Ltd.......................    112,912     124,783
      Systex Corp......................................  1,007,801   2,053,170
      T3EX Global Holdings Corp........................    235,499     185,148
  #*  Ta Ya Electric Wire & Cable......................  7,029,329   3,186,369
  #   Tah Hsin Industrial Corp.........................  1,477,900   1,270,068
      TAI Roun Products Co., Ltd.......................     63,000      24,710
  #   TA-I Technology Co., Ltd.........................  1,163,170   3,773,665
  #   Tai Tung Communication Co., Ltd..................    558,000     351,858
  #   Taichung Commercial Bank Co., Ltd................ 33,161,470  10,996,664
  #   Taiflex Scientific Co., Ltd......................  1,706,960   2,459,475
  #   Tainan Enterprises Co., Ltd......................  1,134,183     765,023
  #   Tainan Spinning Co., Ltd......................... 17,118,485   7,477,529
  #*  Tainergy Tech Co., Ltd...........................  2,172,000     559,064
  #   Tai-Saw Technology Co., Ltd......................    138,000     120,632
      Taishin Financial Holding Co., Ltd............... 97,499,679  47,837,695
  #*  Taisun Enterprise Co., Ltd.......................  2,234,423   1,351,747
  #*  Taita Chemical Co., Ltd..........................  2,481,864   1,182,392
      Taiwan Business Bank............................. 35,196,385  11,616,729
  #   Taiwan Cement Corp............................... 61,478,697  79,111,688
  #   Taiwan Chinsan Electronic Industrial Co., Ltd....    138,000     269,598
  #   Taiwan Cogeneration Corp.........................  2,535,333   2,134,221
      Taiwan Cooperative Financial Holding Co., Ltd.... 84,226,111  51,505,645
  #   Taiwan Fertilizer Co., Ltd.......................  5,389,000   7,575,923
      Taiwan Fire & Marine Insurance Co., Ltd..........  1,343,000     893,169
      Taiwan FU Hsing Industrial Co., Ltd..............    667,000     762,731
  *   Taiwan Glass Industry Corp....................... 13,471,982   7,314,864
      Taiwan Hon Chuan Enterprise Co., Ltd.............    916,932   1,600,831
  #   Taiwan Hopax Chemicals Manufacturing Co., Ltd....  1,732,000   1,139,128

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                                         SHARES      VALUE>>
                                                       ----------- ------------
 TAIWAN -- (Continued)
 #*  Taiwan Land Development Corp.....................   9,188,322 $  2,652,192
 #*  Taiwan Line Tek Electronic.......................     146,771      142,283
 #*  Taiwan Mask Corp.................................   1,121,250    1,262,740
 *   Taiwan Navigation Co., Ltd.......................   1,597,000    1,007,845
     Taiwan PCB Techvest Co., Ltd.....................   3,813,946    3,374,857
 #   Taiwan Pulp & Paper Corp.........................   3,581,660    2,182,511
     Taiwan Shin Kong Security Co., Ltd...............      39,000       47,153
 #   Taiwan Styrene Monomer...........................   3,118,647    2,261,638
     Taiwan Surface Mounting Technology Corp..........   3,320,991    2,892,797
 #   Taiwan TEA Corp..................................   8,595,092    4,341,260
     Taiyen Biotech Co., Ltd..........................   1,410,217    1,389,306
 *   Tatung Co., Ltd..................................  17,552,342   22,433,297
     Te Chang Construction Co., Ltd...................      80,260       51,158
 #   Teco Electric and Machinery Co., Ltd.............  20,284,725   14,828,606
     Test-Rite International Co., Ltd.................   1,514,266    1,121,121
 #*  Tex-Ray Industrial Co., Ltd......................     501,000      175,180
     Thye Ming Industrial Co., Ltd....................      26,000       33,695
 #   T-Mac Techvest PCB Co., Ltd......................   1,603,000      668,133
     Ton Yi Industrial Corp...........................   3,425,600    1,404,902
     Tong Yang Industry Co., Ltd......................     450,000      662,266
 #*  Tong-Tai Machine & Tool Co., Ltd.................   2,900,447    2,050,304
 #   Topoint Technology Co., Ltd......................   2,188,288    1,443,493
 #*  TPK Holding Co., Ltd.............................   3,820,000    7,575,877
     Tripod Technology Corp...........................   2,828,000    7,817,518
 *   TrueLight Corp...................................      93,000       97,983
     Tsann Kuen Enterprise Co., Ltd...................     185,000      141,781
 *   TSEC Corp........................................   1,723,684      469,021
     Tung Ho Steel Enterprise Corp....................  12,361,274    9,254,488
     TXC Corp.........................................   1,315,000    1,656,489
 #   TYC Brother Industrial Co., Ltd..................   1,472,723    1,454,143
 *   Tycoons Group Enterprise.........................   7,363,938    1,621,208
     Tyntek Corp......................................   2,284,097    1,555,286
 #   UDE Corp.........................................     368,000      407,316
     U-Ming Marine Transport Corp.....................   1,715,000    1,773,608
 #   Unimicron Technology Corp........................  22,428,363   11,935,624
 #   Union Bank Of Taiwan.............................  11,970,837    4,050,483
 #   Unitech Computer Co., Ltd........................   1,565,739    1,041,576
 #*  Unitech Printed Circuit Board Corp...............   7,109,281    4,933,288
 #   United Microelectronics Corp..................... 196,319,681  112,428,371
     United Radiant Technology........................      95,000       55,027
 #*  Unity Opto Technology Co., Ltd...................   2,924,000    1,105,186
     Univacco Technology, Inc.........................      46,000       27,836
     Universal Cement Corp............................   5,909,583    3,852,830
     Unizyx Holding Corp..............................   4,190,000    1,790,285
 #   UPC Technology Corp..............................  12,468,831    7,616,790
     USI Corp.........................................   8,090,827    3,663,329
 #   Usun Technology Co., Ltd.........................     273,000      348,685
 #   Ve Wong Corp.....................................   1,564,806    1,317,257
     Victory New Materials, Ltd. Co...................     744,700      907,950
 #*  Wafer Works Corp.................................   1,945,205    4,019,159
 #*  Wah Hong Industrial Corp.........................     395,516      234,109
 #   Wah Lee Industrial Corp..........................   2,043,000    3,579,488
     Walsin Lihwa Corp................................  33,403,412   22,760,566
 #   Walsin Technology Corp...........................   4,067,797   46,326,293
 #   Walton Advanced Engineering, Inc.................   3,931,853    1,771,535
     Wan Hai Lines, Ltd...............................   8,094,000    4,396,570
     Waterland Financial Holdings Co., Ltd............  32,102,112   11,804,989
 #   Weikeng Industrial Co., Ltd......................   2,523,072    1,885,803
 #   Well Shin Technology Co., Ltd....................   1,081,080    1,768,769

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                                       SHARES       VALUE>>
                                                     ----------- --------------
TAIWAN -- (Continued)
    Wha Yu Industrial Co., Ltd......................     302,000 $      187,507
#   Winbond Electronics Corp........................  46,468,572     30,359,656
#   Winstek Semiconductor Co., Ltd..................     210,000        197,027
    Wintek Corp.....................................  20,783,484        232,927
#   Wisdom Marine Lines Co., Ltd....................   3,007,953      2,989,331
#   Wistron Corp....................................  41,811,309     32,349,720
    WPG Holdings, Ltd...............................   9,310,092     12,931,859
#   WT Microelectronics Co., Ltd....................   7,539,751     11,134,564
    WUS Printed Circuit Co., Ltd....................   2,960,739      1,510,218
*   Yang Ming Marine Transport Corp.................  11,397,759      3,423,796
#   YC Co., Ltd.....................................   6,741,177      4,113,166
#   YC INOX Co., Ltd................................   4,977,833      4,151,003
#   Yea Shin International Development Co., Ltd.....     890,147        582,184
#   Yeong Guan Energy Technology Group Co., Ltd.....   1,042,000      1,886,921
#*  YFY, Inc........................................  20,003,847      7,927,502
#   Yi Jinn Industrial Co., Ltd.....................   2,823,142      1,269,769
#   Yieh Phui Enterprise Co., Ltd...................  16,167,345      5,632,469
#*  Young Fast Optoelectronics Co., Ltd.............   1,525,000        917,881
    Youngtek Electronics Corp.......................   1,064,047      1,818,128
    Yuanta Financial Holding Co., Ltd............... 116,044,918     53,530,280
#   Yulon Motor Co., Ltd............................  12,005,572      8,305,155
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.     243,687        641,627
    Yungshin Construction & Development Co., Ltd....      47,000         50,410
#   Zenitron Corp...................................   2,495,000      1,897,334
#   Zero One Technology Co., Ltd....................     579,000        451,711
    Zhen Ding Technology Holding, Ltd...............   3,294,000      7,767,790
#   Zig Sheng Industrial Co., Ltd...................   6,096,352      1,993,677
#   Zinwell Corp....................................     742,000        606,840
#   ZongTai Real Estate Development Co., Ltd........   2,669,844      1,720,653
                                                                 --------------
TOTAL TAIWAN........................................              3,124,612,060
                                                                 --------------
THAILAND -- (3.2%)
    AAPICO Hitech PCL...............................     123,300        121,373
    AAPICO Hitech PCL...............................     681,760        671,104
    AJ Plast PCL....................................   1,465,000        462,353
    Amata Corp. PCL.................................     906,200        547,479
    Ananda Development PCL..........................   6,294,700        955,462
    AP Thailand PCL.................................  14,243,530      3,938,698
    Asia Aviation PCL...............................   4,322,900        595,097
    Asia Aviation PCL...............................     405,600         55,836
    Asia Plus Group Holdings PCL....................   4,806,900        560,588
    Bangchak Corp. PCL..............................   4,657,300      4,899,474
    Bangkok Airways PCL.............................   3,545,500      1,364,064
    Bangkok Bank PCL................................   1,191,253      7,375,958
    Bangkok Insurance PCL...........................     212,828      2,232,551
    Bangkok Land PCL................................  95,225,996      5,466,837
    Bangkok Life Assurance PCL......................     180,500        179,035
    Bangkok Ranch PCL...............................   3,511,800        596,383
    Banpu PCL.......................................  21,889,750     13,882,589
    Better World Green PCL..........................   4,460,000        138,076
    Cal-Comp Electronics Thailand PCL...............  27,425,314      1,747,570
    Charoen Pokphand Foods PCL......................  24,772,900     20,290,398
    Charoong Thai Wire & Cable PCL..................   1,255,800        307,628
    Esso Thailand PCL...............................     785,300        337,535
*   G J Steel PCL...................................  27,256,975        262,165
    GFPT PCL........................................   3,404,200      1,401,790
    Golden Land Property Development PCL............   2,685,500        863,686
    Grand Canal Land PCL............................     999,800         79,335
    Hana Microelectronics PCL.......................   3,124,900      3,381,316

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                                         SHARES      VALUE>>
                                                       ----------- ------------
 THAILAND -- (Continued)
     ICC International PCL............................   2,624,400 $  3,135,555
     Ichitan Group PCL................................     614,600       89,779
     IRPC PCL.........................................  78,350,300   15,189,643
 *   Italian-Thai Development PCL.....................  13,910,800    1,187,456
     Kasikornbank PCL.................................   5,098,200   33,252,462
     KGI Securities Thailand PCL......................   9,812,900    1,244,678
     Khon Kaen Sugar Industry PCL.....................   9,875,054      973,555
     Kiatnakin Bank PCL...............................   3,989,800    8,694,334
     Krung Thai Bank PCL..............................  23,728,400   13,550,935
     LH Financial Group PCL...........................  16,993,446      822,346
     LPN Development PCL..............................   7,391,001    2,243,736
     MBK PCL..........................................     221,600      163,186
 *   MCOT PCL.........................................   1,028,300      293,623
     Millcon Steel PCL................................   1,739,413       82,082
     MK Real Estate Development PCL...................   2,855,400      386,213
 *   Nation Multimedia Group PCL......................   2,644,800       22,656
     Padaeng Industry PCL.............................   1,010,000      564,653
     Polyplex Thailand PCL............................   4,767,425    2,450,345
 *   Precious Shipping PCL............................   6,382,150    2,301,948
     Property Perfect PCL.............................  43,009,500    1,228,104
     Pruksa Holding PCL...............................   3,755,200    2,313,844
     PTT Exploration & Production PCL.................  14,900,000   62,027,352
     PTT Global Chemical PCL..........................  25,060,441   61,577,729
     PTT PCL.......................................... 127,469,600  196,357,589
     Quality Houses PCL...............................  22,802,697    2,385,133
     Regional Container Lines PCL.....................   4,550,600      772,795
     Rojana Industrial Park PCL.......................   7,752,073    1,293,177
     Saha Pathana Inter-Holding PCL...................   2,716,500    5,593,034
     Saha Pathanapibul PCL............................   1,587,933    2,637,009
     Saha-Union PCL...................................   2,504,700    3,293,677
     Sahaviriya Steel Industries PCL..................  90,527,440       25,577
     Sansiri PCL......................................  71,078,966    3,525,107
     SC Asset Corp. PCL...............................  22,706,553    2,470,626
     Sena Development PCL.............................     435,866       49,783
     Siam Commercial Bank PCL (The)...................   7,259,500   30,547,941
     Siam Future Development PCL......................   5,994,346    1,441,382
     Somboon Advance Technology PCL...................   1,957,600    1,323,895
     Sri Ayudhya Capital PCL..........................      85,100       99,117
 *   Sri Trang Agro-Industry PCL......................   7,623,240    2,566,285
     Srithai Superware PCL............................  18,815,800      639,070
     Star Petroleum Refining PCL......................   2,908,100    1,276,173
 *   STP & I PCL......................................     892,700      116,451
 *   Supalai PCL......................................   1,365,100      976,537
 *   Super Energy Corp. PCL...........................  25,878,500      567,818
     SVI PCL..........................................   3,270,400      406,957
     Syntec Construction PCL..........................   2,209,500      280,255
 *   Tata Steel Thailand PCL..........................  47,236,200    1,036,442
 *   Thai Airways International PCL...................  10,070,911    4,237,835
     Thai Oil PCL.....................................   9,074,000   21,887,241
     Thai Rayon PCL...................................      58,700       82,925
     Thai Stanley Electric PCL........................     174,600    1,427,448
     Thai Stanley Electric PCL........................      43,100      352,365
     Thai Wacoal PCL..................................      85,000      116,246
     Thaicom PCL......................................   4,888,100    1,219,454
     Thai-German Ceramic Industry PCL.................     362,200       36,362
     Thanachart Capital PCL...........................   7,736,200   11,917,050
     Thitikorn PCL....................................   1,713,900      597,573
     Thoresen Thai Agencies PCL.......................   6,550,278    1,427,398
     TIPCO Foods PCL..................................     175,200       52,660

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                                       SHARES       VALUE>>
                                                     ---------- ---------------
THAILAND -- (Continued)
    TMB Bank PCL.................................... 85,994,500 $     5,944,916
    TPI Polene PCL.................................. 52,467,040       2,996,314
    True Corp. PCL.................................. 20,168,700       3,788,830
    Univentures PCL.................................  1,602,200         382,852
    Vinythai PCL....................................  3,239,417       2,336,820
                                                                ---------------
TOTAL THAILAND......................................                604,996,713
                                                                ---------------
TURKEY -- (0.9%)
    Akbank Turk A.S................................. 17,749,400      26,134,263
#*  Akenerji Elektrik Uretim A.S....................  2,703,487         385,076
#   Alarko Holding A.S..............................    625,559         633,606
#   Albaraka Turk Katilim Bankasi A.S...............  4,642,338       1,238,539
    Anadolu Anonim Turk Sigorta Sirketi.............  3,461,904       2,981,988
    Anadolu Cam Sanayii A.S.........................  2,664,287       1,847,142
    Anadolu Efes Biracilik Ve Malt Sanayii A.S......     55,740         234,453
#*  Bagfas Bandirma Gubre Fabrikalari A.S...........    403,271         606,268
#*  Baticim Bati Anadolu Cimento Sanayii A.S........    494,373         359,653
*   Bera Holding A.S................................    304,438         117,596
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S...    717,091       1,383,392
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.....     80,761         125,539
    Cimsa Cimento Sanayi VE Ticaret A.S.............     20,474          41,450
#*  Dogan Sirketler Grubu Holding A.S............... 17,529,591       3,566,086
#   Dogus Otomotiv Servis ve Ticaret A.S............    137,386         177,762
#   Eczacibasi Yatirim Holding Ortakligi A.S........    344,745         653,748
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S..............  1,908,942       1,383,440
#   Enka Insaat ve Sanayi A.S.......................  3,355,807       3,329,176
*   Global Yatirim Holding A.S......................  1,043,752         688,932
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S...  1,768,471       1,016,074
#*  GSD Holding AS..................................  3,856,556         564,589
#*  Ihlas Holding A.S............................... 14,534,330       1,214,277
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve
      Uretim A.S....................................  1,119,811       1,265,665
*   Is Finansal Kiralama A.S........................  1,305,677         644,193
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S., Class A.................................     54,620          36,014
    KOC Holding A.S.................................    470,165       1,328,248
    Kordsa Teknik Tekstil A.S.......................    185,568         296,054
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.....  2,519,067         496,558
*   NET Holding A.S.................................     13,395           4,739
#*  Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S...................................    702,352         442,348
*   Pegasus Hava Tasimaciligi A.S...................    200,214       1,176,788
    Pinar Entegre Et ve Un Sanayi A.S...............    201,713         304,644
    Pinar SUT Mamulleri Sanayii A.S.................    127,873         235,002
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S...........................................  1,141,679         747,527
#*  Sekerbank TAS...................................  4,091,870       1,034,517
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S........  1,806,234       1,395,537
    Trakya Cam Sanayii A.S..........................  6,973,645       6,238,307
#   Turcas Petrol A.S...............................    195,565          70,263
*   Turk Hava Yollari AO............................  7,297,121      25,679,270
    Turkiye Garanti Bankasi A.S..................... 22,939,976      33,097,684
#   Turkiye Halk Bankasi A.S........................  6,191,411       8,745,160
    Turkiye Is Bankasi, Class C..................... 15,747,591      16,286,913
    Turkiye Sinai Kalkinma Bankasi A.S.............. 14,178,792       2,480,412
    Turkiye Sise ve Cam Fabrikalari A.S............. 11,275,515      11,460,541
    Turkiye Vakiflar Bankasi TAO....................  8,857,028       7,422,706
#*  Yapi ve Kredi Bankasi A.S....................... 13,604,009       5,864,072
*   Zorlu Enerji Elektrik Uretim A.S................    202,433          63,090
                                                                ---------------
TOTAL TURKEY........................................                175,499,301
                                                                ---------------
TOTAL COMMON STOCKS.................................             18,234,972,123
                                                                ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                                          SHARES     VALUE>>
                                                        ---------- ------------
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.8%)
    Banco ABC Brasil S.A...............................  1,062,075 $  4,391,710
    Banco Bradesco SA..................................  1,356,778   11,036,270
    Banco do Estado do Rio Grande do Sul SA, Class B...  2,245,768    9,411,966
    Banco Pan SA.......................................  1,833,792      835,474
*   Banco Pine SA......................................    310,230      227,302
    Cia Brasileira de Distribuicao.....................  1,364,856   30,236,799
    Cia Ferro Ligas da Bahia--FERBASA..................    745,034    3,729,835
    Eucatex SA Industria e Comercio....................    353,288      299,325
    Marcopolo SA.......................................  4,204,845    4,257,163
    Petroleo Brasileiro SA............................. 12,781,490   67,154,499
    Randon SA Implementos e Participacoes..............  2,241,400    4,102,634
    Unipar Carbocloro SA...............................    746,493    8,737,235
    Usinas Siderurgicas de Minas Gerais SA, Class A....  3,077,588    7,273,121
                                                                   ------------
TOTAL BRAZIL...........................................             151,693,333
                                                                   ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA................................  1,374,180    1,140,990
    Grupo Argos SA.....................................    374,078    2,251,845
    Grupo de Inversiones Suramericana SA...............  1,042,360   12,542,218
                                                                   ------------
TOTAL COLOMBIA.........................................              15,935,053
                                                                   ------------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group.................................  1,001,018      209,318
                                                                   ------------
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd........................     84,339      308,664
                                                                   ------------
TOTAL PREFERRED STOCKS.................................             168,146,368
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants
      12/11/20......................................... 30,944,667      768,252
                                                                   ------------
MALAYSIA -- (0.0%)
*   Berjaya Assets Bhd Warrants 06/09/23...............    404,600        8,460
*   Mitrajaya Holdings Bhd Warrants 04/17/23...........     38,210        1,410
*   Protasco Bhd Warrants 04/25/23.....................     62,862        1,856
*   Salcon Bhd Warrants 07/09/25.......................    347,541        8,977
*   Scomi Group Bhd Warrants 02/18/23..................  1,131,175       13,913
*   Sunway Bhd Warrants 10/03/24.......................    832,335       76,784
*   Vivocom International Holdings Bhd.................
    Rights 08/14/18....................................  1,490,267        3,666
                                                                   ------------
TOTAL MALAYSIA.........................................                 115,066
                                                                   ------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15............................    952,876            0
                                                                   ------------
SOUTH KOREA -- (0.0%)
*   Kyungchang Industrial Co., Ltd. Rights 08/31/18....      5,771        2,579
                                                                   ------------
TAIWAN -- (0.0%)
*   Acer, Inc. Rights 07/06/18.........................     30,240          692
*   Taiwan Chinsan Eletronic Industrial Co., Ltd.......
    Rights 08/03/18....................................      8,000          444
                                                                   ------------
TOTAL TAIWAN...........................................                   1,136
                                                                   ------------
THAILAND -- (0.0%)
*   Millcon Steel PCL Warrants 07/10/20................    347,882        2,196

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                                       SHARES       VALUE>>
                                                     ---------- ---------------
 THAILAND -- (Continued)
 *.... Padaeng Industry PCL Warrants 05/14/21.......          1 $             0
                                                                ---------------
 TOTAL THAILAND.....................................                      2,196
                                                                ---------------
 TOTAL RIGHTS/WARRANTS..............................                    889,229
                                                                ---------------
 TOTAL INVESTMENT SECURITIES........................             18,404,007,720
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
 SECURITIES LENDING COLLATERAL -- (2.4%)
 @(S). DFA Short Term Investment Fund............... 38,387,976     444,187,263
                                                                ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $16,445,109,316)^^.........................            $18,848,194,983
                                                                ===============

At July 31, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index.............     700    09/21/18  $ 96,741,116 $ 98,598,500  $ 1,857,384
Mini MSCI Emerging Markets Index...     650    09/21/18    36,716,777   35,629,750   (1,087,027)
                                                         ------------ ------------  -----------
TOTAL FUTURES CONTRACTS............                      $133,457,893 $134,228,250  $   770,357
                                                         ============ ============  ===========

Summary of the Fund's investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Brazil................ $1,380,699,039             --   --    $1,380,699,039
    Chile.................    297,397,184             --   --       297,397,184
    China.................    299,602,382 $2,842,827,121   --     3,142,429,503
    Colombia..............     39,660,115             --   --        39,660,115
    Czech Republic........             --     42,641,836   --        42,641,836
    Greece................             --      3,880,818   --         3,880,818
    Hungary...............             --     46,413,540   --        46,413,540
    India.................    119,308,216  2,276,345,378   --     2,395,653,594
    Indonesia.............        133,818    462,318,536   --       462,452,354
    Malaysia..............             --    549,633,961   --       549,633,961
    Mexico................    751,584,476             --   --       751,584,476
    Philippines...........             --    178,417,455   --       178,417,455
    Poland................             --    258,441,594   --       258,441,594
    Russia................    136,128,921    237,965,477   --       374,094,398
    South Africa..........    151,604,040  1,212,496,581   --     1,364,100,621
    South Korea...........    350,374,763  2,691,988,798   --     3,042,363,561
    Taiwan................     40,783,277  3,083,828,783   --     3,124,612,060
    Thailand..............    604,912,118         84,595   --       604,996,713
    Turkey................             --    175,499,301   --       175,499,301
 Preferred Stocks
    Brazil................    151,693,333             --   --       151,693,333
    Colombia..............     15,935,053             --   --        15,935,053
    Malaysia..............             --        209,318   --           209,318
    South Korea...........             --        308,664   --           308,664

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED


                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                       LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    -------------- --------------- ------- ---------------
Rights/Warrants
   Indonesia.......................             -- $       768,252   --    $       768,252
   Malaysia........................             --         115,066   --            115,066
   South Korea.....................             --           2,579   --              2,579
   Taiwan..........................             --           1,136   --              1,136
   Thailand........................             --           2,196   --              2,196
Securities Lending Collateral......             --     444,187,263   --        444,187,263
Futures Contracts**................ $      770,357              --   --            770,357
                                    -------------- ---------------   --    ---------------
TOTAL.............................. $4,340,587,092 $14,508,378,248   --    $18,848,965,340
                                    ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1--inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2018, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $235,852 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Fund:

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At July 31, 2018, the total cost of securities for federal income tax purposes was $16,580,531, for the Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

OTHER

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: September 28, 2018


By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David P. Butler
     ---------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: September 28, 2018


By:  /s/ Gerard K. O'Reilly
     ---------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: September 28, 2018


By:  /s/ Gregory K. Hinkle
     ---------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: September 28, 2018